UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2008 – March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Variable Funds (unaudited)
Schedules of Investments (in thousands)
March 31, 2008

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 7.5%	Shares	Value
General Motors Corp. (b)	2,496	$ 47,552

CONSUMER STAPLES - 12.6%
Altria Group Inc.	847	18,812
Kraft Foods Inc. - Class A	586	18,156
Philip Morris International Inc. (c)	847	42,860
		79,828
FINANCIALS - 14.8%
Citigroup Inc. (b)	1,331	28,503
JPMorgan Chase & Co.	1,525	65,502
		94,005
HEALTH CARE - 19.1%
Merck & Co. Inc.	1,667	63,272
Pfizer Inc.	2,788	58,357
		121,629
INDUSTRIALS - 11.2%
General Electric Co.	1,933	71,534

MATERIALS - 11.0%
EI Du Pont de Nemours & Co.	1,497	69,980

TELECOMMUNICATION SERVICES - 23.7%
AT&T Inc.	2,100	80,430
Verizon Communications Inc.	1,938	70,657
		151,087

Total Common Stocks (cost $631,841)		635,615

SHORT TERM INVESTMENTS - 8.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.72% (a) (d)	508	508

Securities Lending Collateral - 8.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	55,423	55,423

Total Short Term Investments (cost $55,931)		55,931

Total Investments - 108.7% (cost $687,772)		691,546
Other Assets and Liabilities, Net - (8.7%)		(55,298)
Total Net Assets - 100%		$ 636,248

JNL/Mellon Capital Management S&P® 10 Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 15.0%
General Motors Corp. (b)	2,616	$ 49,839
Nike Inc. - Class B	318	21,635
TJX Cos. Inc.	631	20,881
		92,355
CONSUMER STAPLES - 7.4%
Safeway Inc.	1,546	45,388

ENERGY - 19.7%
Hess Corp.	243	21,434
Marathon Oil Corp.	1,182	53,885
Murphy Oil Corp.	280	22,990
Smith International Inc.	354	22,733
		121,042
FINANCIALS - 6.9%
Goldman Sachs Group Inc. (b)	258	42,607

HEALTH CARE - 3.6%
Express Scripts Inc. (c)	344	22,145

INDUSTRIALS - 19.7%
Deere & Co.	265	21,277
Fluor Corp.	153	21,659
L-3 Communications Holdings Inc.	201	21,931
Lockheed Martin Corp.	561	55,749
		120,616
INFORMATION TECHNOLOGY - 9.2%
Hewlett-Packard Co. (b)	1,240	56,628

MATERIALS - 14.1%
Nucor Corp.	948	64,188
United States Steel Corp.	175	22,156
		86,344
TELECOMMUNICATION SERVICES - 4.5%
Qwest Communications International Inc. (b)	6,116	27,706

Total Common Stocks (cost $679,554)		614,831

SHORT TERM INVESTMENTS - 23.1%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.72% (a) (d)	1,450	1,450

Securities Lending Collateral - 22.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	140,461	140,461

Total Short Term Investments (cost $141,911)		141,911

Total Investments - 123.2% (cost $821,465)		756,742
Other Assets and Liabilities, Net - (23.2%)		(142,724)

Total Net Assets - 100%		$ 614,018

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 15.4%
Compass Group Plc	3,538	$ 22,626
General Motors Corp. (b)	2,456	46,793
GKN Plc	10,952	66,133
ITV Plc	6,965	8,751
Ladbrokes Plc	2,912	17,989
		162,292
ENERGY - 5.8%
BP Plc	5,088	51,704
PetroChina Co. Ltd.	7,446	9,300
		61,004
FINANCIALS - 9.5%
BOC Hong Kong Holdings Ltd.	26,855	64,664
Royal & Sun Alliance Insurance Group	13,726	35,060
		99,724
HEALTH CARE - 5.5%
Pfizer Inc.	2,752	57,609

INDUSTRIALS - 20.3%
Cathay Pacific Airways Ltd. (b)	6,268	12,322
Citic Pacific Ltd.	15,203	64,464
COSCO Pacific Ltd.	34,000	66,317
General Electric Co.	1,895	70,140
		213,243
INFORMATION TECHNOLOGY - 1.5%
LogicaCMG Plc	7,800	16,370

TELECOMMUNICATION SERVICES - 32.5%
AT&T Inc.	2,056	78,747
BT Group Plc	13,218	56,992
PCCW Ltd.	116,441	73,312
Verizon Communications Inc.	1,905	69,449
Vodafone Group Plc	21,042	63,016
		341,516
UTILITIES - 7.7%
Cheung Kong Infrastructure Holdings Ltd.	20,109	80,744

Total Common Stocks (cost $1,002,214)		1,032,502

SHORT TERM INVESTMENTS - 5.2%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.72% (a) (d)	4,853	4,853

Securities Lending Collateral - 4.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	49,147	49,147

Total Short Term Investments (cost $54,000)		54,000

Total Investments - 103.4% (cost $1,056,214)		1,086,502
Other Assets and Liabilities, Net - (3.4%)		(35,408)
Total Net Assets - 100%		$ 1,051,094

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 7.8%
Expedia Inc. (c)	62	$ 1,355
Liberty Global Inc. - Class A (b) (c)	82	2,807
Wynn Resorts Ltd.	26	2,650
		6,812
CONSUMER STAPLES - 5.0%
Costco Wholesale Corp.	67	4,367

HEALTH CARE - 19.4%
DENTSPLY International Inc.	35	1,363
Express Scripts Inc. (c)	58	3,739
Genzyme Corp. (c)	59	4,434
Henry Schein Inc. (b) (c)	20	1,142
Teva Pharmaceutical Industries Ltd. - ADR	137	6,318
		16,996
INDUSTRIALS - 4.1%
Joy Global Inc.	25	1,611
Ryanair Holdings Plc - ADR (b) (c)	69	1,964
		3,575
INFORMATION TECHNOLOGY - 58.7%
Adobe Systems Inc. (c)	122	4,335
Autodesk Inc. (c)	54	1,690
Cisco Systems Inc. (c)	326	7,851
Citrix Systems Inc. (c)	42	1,227
eBay Inc. (c)	222	6,617
Flextronics International Ltd. (c)	193	1,815
Intel Corp.	337	7,137
Intuit Inc. (c)	77	2,086
Logitech International SA (b) (c)	40	1,028
Microsoft Corp.	252	7,162
Nvidia Corp. (c)	128	2,537
Oracle Corp. (c)	405	7,924
		51,409
MATERIALS - 2.1%
Sigma-Aldrich Corp.	30	1,801

TELECOMMUNICATION SERVICES - 2.4%
Millicom International Cellular SA (c)	23	2,141

Total Common Stocks (cost $99,406)		87,101

SHORT TERM INVESTMENTS - 9.4%
Mutual Funds - 1.6%
JNL Money Market Fund, 2.72% (a) (d)	1,360	1,360

Securities Lending Collateral - 7.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	6,860	6,860

Total Short Term Investments (cost $8,220)		8,220

Total Investments - 108.9% (cost $107,626)		95,321
Other Assets and Liabilities, Net - (8.9%)		(7,761)
Total Net Assets - 100%		$ 87,560

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 8.3%
Apollo Group Inc. - Class A (b) (c)	565	$ 24,406
DeVry Inc. (b)	250	10,477
Fossil Inc. (b) (c)	305	9,307
GameStop Corp. - Class A (b) (c)	546	28,252
Global Sources Ltd. (b) (c)	464	6,894
		79,336
CONSUMER STAPLES - 2.6%
Fresh Del Monte Produce Inc. (c)	382	13,902
PepsiAmericas Inc.	441	11,251
		25,153
ENERGY - 6.8%
Core Laboratories NV (c)	103	12,230
National Oilwell Varco Inc. (b) (c)	915	53,411
		65,641
HEALTH CARE - 8.4%
Express Scripts Inc. (c)	744	47,855
Perrigo Co. (b)	366	13,827
Waters Corp. (c)	340	18,955
		80,637
INDUSTRIALS - 31.7%
AGCO Corp. (b) (c)	311	18,608
Copart Inc. (b) (c)	301	11,670
Deere & Co.	1,071	86,167
Flowserve Corp.	194	20,240
Fluor Corp. (b)	297	41,895
FTI Consulting Inc. (b) (c)	208	14,749
Jacobs Engineering Group Inc. (b) (c)	412	30,307
McDermott International Inc. (c)	756	41,432
Robbins & Myers Inc. (b)	338	11,041
Stericycle Inc. (b) (c)	296	15,228
Valmont Industries Inc. (b)	143	12,608
		303,945

INFORMATION TECHNOLOGY - 18.9%
Ansys Inc. (b) (c)	309	10,657
Apple Inc. (c)	494	70,855
Nokia Oyj - Class A - ADR	2,515	80,052
Western Digital Corp. (b) (c)	748	20,231
		181,795
MATERIALS - 14.3%
Owens-Illinois Inc. (c)	533	30,054
Potash Corp.	692	107,392
		137,446
TELECOMMUNICATION SERVICES - 9.0%
Telefonica SA - ADR (b)	994	86,010

Total Common Stocks (cost $1,041,725)		959,963

SHORT TERM INVESTMENTS - 12.9%
Mutual Funds - 0.7%
JNL Money Market Fund, 2.72% (a) (d)	6,820	6,820

Securities Lending Collateral - 12.2%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	116,685	116,685

Total Short Term Investments (cost $123,505)		123,505

Total Investments - 112.9% (cost $1,165,230)		1,083,468
Other Assets and Liabilities, Net - (12.9%)		(123,913)
Total Net Assets - 100%		$ 959,555

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 3.4%
Gannett Co. Inc. (b)	437	$ 12,702

CONSUMER STAPLES - 5.9%
Universal Corp. (b)	334	21,914

FINANCIALS - 59.3%
Colonial BancGroup Inc. (b)	1,259	12,123
Comerica Inc. (b)	394	13,810
JPMorgan Chase & Co.	392	16,850
KeyCorp	731	16,039
Lincoln National Corp.	294	15,303
National City Corp. (b)	1,036	10,304
New York Community Bancorp Inc. (b)	974	17,753
People's United Financial Inc.	962	16,659
Popular Inc.	1,616	18,845
Regions Financial Corp. (b)	724	14,306
SunTrust Banks Inc. (b)	274	15,116
Wachovia Corp. (b)	448	12,104

Washington Mutual Inc. (b)	1,259	12,967
Wilmington Trust Corp. (b)	487	15,134
Zenith National Insurance Corp. (b)	381	13,662
		220,975
INDUSTRIALS - 3.6%
RR Donnelley & Sons Co.	452	13,691

MATERIALS - 8.7%
MeadWestvaco Corp.	547	14,903
RPM International Inc. (b)	844	17,669
		32,572
UTILITIES - 18.8%
DTE Energy Co.	390	15,149
Energy East Corp.	630	15,189
NiSource Inc. (b)	907	15,641
Pinnacle West Capital Corp. (b)	402	14,097
PNM Resources Inc. (b)	795	9,911
		69,987

Total Common Stocks (cost $474,054)		371,841

SHORT TERM INVESTMENTS - 30.9%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.72% (a) (d)	394	394

Securities Lending Collateral - 30.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	114,684	114,684

Total Short Term Investments (cost $115,078)		115,078

Total Investments - 130.6% (cost $589,132)		486,919
Other Assets and Liabilities, Net - (30.6%)		(114,139)
Total Net Assets - 100%		$ 372,780

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.2%
Apollo Group Inc. - Class A (c)	16	$ 691
Nike Inc. - Class B (b)	17	1,188
Polo Ralph Lauren Corp. (b)	18	1,057
		2,936
CONSUMER STAPLES - 12.8%
Clorox Co.	17	971
Kimberly-Clark Corp.	16	1,044
PepsiCo Inc.	15	1,067
		3,082
ENERGY - 13.0%
ENSCO International Inc.	19	1,178
Halliburton Co.	30	1,163

Valero Energy Corp.	16	787
		3,128
FINANCIALS - 11.4%
Aon Corp.	23	943
Chubb Corp.	20	1,010
Janus Capital Group Inc. (b)	34	789
		2,742
HEALTH CARE - 12.6%
Applera Corp. - Applied Biosystems Group	33	1,086
Express Scripts Inc. (c)	15	989
Medco Health Solutions Inc. (c)	22	963
		3,038
INDUSTRIALS - 12.9%
Emerson Electric Co.	20	1,018
Ingersoll-Rand Co. Ltd. - Class A	24	1,076
Parker Hannifin Corp.	15	1,031
		3,125
INFORMATION TECHNOLOGY - 11.6%
Google Inc. - Class A (c)	2	712
International Business Machines Corp.	10	1,193
National Semiconductor Corp.	49	903
		2,808
UTILITIES - 13.1%
Exelon Corp.	14	1,115
FirstEnergy Corp.	16	1,064
PPL Corp.	21	986
		3,165

Total Common Stocks (cost $25,880)		24,024

SHORT TERM INVESTMENTS - 13.3%
Mutual Funds - 0.8%
JNL Money Market Fund, 2.72% (a) (d)	188	188

Securities Lending Collateral - 12.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	3,015	3,015

Total Short Term Investments (cost $3,203)		3,203

Total Investments - 112.9% (cost $29,083)		27,227
Other Assets and Liabilities, Net - (12.9%)		(3,112)
Total Net Assets - 100%		$ 24,115

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 7.4%
AH Belo Corp. - Class A (b) (c)	12	$ 133
Belo Corp.	57	607
Fred's Inc. (b)	52	533

Superior Industries International Inc. (b)	28	572
Toll Brothers Inc. (b) (c)	50	1,178
		3,023
CONSUMER STAPLES - 6.1%
JM Smucker Co.	20	990
Performance Food Group Co. (c)	19	610
Smithfield Foods Inc. (b) (c)	35	891
		2,491
ENERGY - 2.3%
Overseas Shipholding Group Inc. (b)	13	943

FINANCIALS - 33.4%
Associated Bancorp (b)	37	989
Bank Mutual Corp.	47	509
BioMed Realty Trust Inc.	22	517
Boston Private Financial Holdings Inc. (b)	19	199
Brookline Bancorp Inc. (b)	49	566
Cathay General Bancorp (b)	38	783
Commerce Group Inc.	28	1,009
Community Bank System Inc. (b)	25	619
DiamondRock Hospitality Co. (b)	34	427
Everest Re Group Ltd.	10	891
First Commonwealth Financial Corp. (b)	47	545
First Niagara Financial Group Inc. (b)	84	1,136
Hanover Insurance Group Inc.	22	899
Infinity Property & Casualty Corp.	14	577
Mercury General Corp. (b)	20	890
New York Community Bancorp Inc. (b)	57	1,043
Piper Jaffray Cos. (b) (c)	11	367
Susquehanna Bancshares Inc.	27	554
Unitrin Inc.	21	737
Zenith National Insurance Corp.	11	400
		13,657
HEALTH CARE - 5.7%
Conmed Corp. (b) (c)	22	556
Cross Country Healthcare Inc. (b) (c)	35	439
Par Pharmaceutical Cos. Inc. (c)	42	725
PharMerica Corp. (b) (c)	36	598
		2,318
INDUSTRIALS - 6.3%
DRS Technologies Inc.	19	1,079
Insituform Technologies Inc. - Class A (b) (c)	34	469
Viad Corp. (b)	16	571
Watts Water Technologies Inc. (b)	17	471
		2,590
INFORMATION TECHNOLOGY - 23.2%
3Com Corp. (c)	223	511
Agilysis Inc. (b)	33	388
Avid Technology Inc. (b) (c)	18	430
Axcelis Technologies Inc. (c)	109	609

Black Box Corp.	14	430
Electro Scientific Industries Inc. (b) (c)	25	419
Imation Corp.	48	1,089
InfoSpace Inc. (b)	27	314
Ingram Micro Inc. - Class A (c)	55	878
International Rectifier Corp. (c)	29	634
Kemet Corp. (b) (c)	151	610
MPS Group Inc. (c)	92	1,087
Newport Corp. (b) (c)	39	441
Rudolph Technologies Inc. (c)	45	436
Secure Computing Corp. (b) (c)	53	345
Tech Data Corp. (c)	27	870
		9,491
MATERIALS - 8.6%
Chemtura Corp.	129	947
Cytec Industries Inc.	16	876
Louisiana-Pacific Corp. (b)	73	672
Sensient Technologies Corp. (b)	36	1,050
		3,545
UTILITIES - 6.8%
CH Energy Group Inc. (b)	11	440
Great Plains Energy Inc.	34	842
IDACORP Inc. (b)	28	912
PNM Resources Inc.	47	582
		2,776

Total Common Stocks (cost $44,219)		40,834

SHORT TERM INVESTMENTS - 31.3%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.72% (a) (d)	235	235

Securities Lending Collateral - 30.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	12,586	12,586

Total Short Term Investments (cost $12,821)		12,821

Total Investments - 131.1% (cost $57,040)		53,655
Other Assets and Liabilities, Net - (31.1%)		(12,743)
Total Net Assets - 100%		$ 40,912

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 12.1%
Daimler AG (b)	42	$ 3,563
Honda Motor Co. Ltd. - ADR	120	3,464
Toyota Motor Corp. - ADR	37	3,771
		10,798
ENERGY - 11.7%

ENI SpA - ADR	55	3,729
Korea Electric Power Corp. - ADR	191	2,876
Repsol YPF SA - ADR (b)	111	3,831
		10,436
FINANCIALS - 55.8%
Aegon NV - NYS	227	3,329
Allianz SE - ADR	187	3,686
Allied Irish Banks Plc - ADR	86	3,729
AXA SA - ADR	100	3,623
Barclays Plc - ADR (b)	98	3,558
Canadian Imperial Bank of Commerce (b)	56	3,576
Credit Suisse Group - ADR (b)	66	3,376
Deutsche Bank AG (b)	31	3,480
HSBC Holdings Plc - ADR (b)	47	3,901
ING Groep NV - ADR	102	3,809
Kookmin Bank - ADR	54	3,050
Lloyds TSB Group Plc - ADR (b)	105	3,780
Mitsubishi UFJ Financial Group Inc. - ADR	425	3,698
Mizuho Financial Group Inc. - ADR (c)	417	3,068
		49,663
INDUSTRIALS - 4.8%
Matsushita Electric Industrial Co. Ltd. - ADR	194	4,212

TELECOMMUNICATION SERVICES - 14.6%
Deutsche Telekom AG - ADR	184	3,050
France Telecom SA - ADR	111	3,739
Nippon Telegraph & Telephone Corp. - ADR (b)	161	3,487
Telecom Italia SpA - ADR (b)	129	2,702
		12,978

Total Common Stocks (cost $96,888)		88,087

SHORT TERM INVESTMENTS - 20.0%
Mutual Funds - 1.1%
JNL Money Market Fund, 2.72% (a) (d)	991	991

Securities Lending Collateral - 18.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	16,778	16,778

Total Short Term Investments (cost $17,769)		17,769

Total Investments - 119.0% (cost $114,657)		105,856
Other Assets and Liabilities, Net - (19.0%)		(16,906)
Total Net Assets - 100%		$ 88,950

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 38.3%
Autoliv Inc. (b)	307	$ 15,431

CBS Corp. - Class B	588	12,987
DR Horton Inc.	447	7,038
Genuine Parts Co.	389	15,632
KB Home	268	6,640
Leggett & Platt Inc. (b)	793	12,087
Lennar Corp.	385	7,240
Limited Brands Inc.	417	7,133
Mattel Inc.	1,171	23,295
New York Times Co. - Class A (b)	784	14,796
Newell Rubbermaid Inc.	928	21,217
Shaw Communications Inc. (b)	1,547	28,125
Stanley Works	365	17,367
Starwood Hotels & Resorts Worldwide Inc.	297	15,348
VF Corp. (b)	226	17,554
		221,890
CONSUMER STAPLES - 25.2%
Anheuser-Busch Cos. Inc.	378	17,920
ConAgra Foods Inc.	1,006	24,086
General Mills Inc.	324	19,387
HJ Heinz Co.	159	7,470
Kimberly-Clark Corp.	396	25,534
Kraft Foods Inc. - Class A	758	23,496
Loews Corp. - Carolina Group (b)	288	20,906
Sara Lee Corp.	546	7,628
		146,427
ENERGY - 6.4%
Chevron Corp.	262	22,380
Enbridge Inc.	179	7,355
TransCanada Corp.	188	7,240
		36,975
HEALTH CARE - 4.9%
Abbott Laboratories	378	20,870
Eli Lilly & Co.	145	7,469
		28,339
INDUSTRIALS - 9.2%
Avery Dennison Corp.	149	7,322
Pitney Bowes Inc. (b)	398	13,952
RR Donnelley & Sons Co.	245	7,422
Waste Management Inc.	730	24,499
		53,195
MATERIALS - 15.6%
Bemis Co. Inc.	282	7,178
International Paper Co.	269	7,330
Louisiana-Pacific Corp. (b)	845	7,755
MeadWestvaco Corp.	262	7,137
PPG Industries Inc.	119	7,197
Rohm & Haas Co. (b)	360	19,455
RPM International Inc.	360	7,544
Sonoco Products Co.	701	20,062
Weyerhaeuser Co.	110	7,125

		90,783

Total Common Stocks (cost $625,122)		577,609

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.72% (a) (d)	911	911

Securities Lending Collateral - 18.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	107,651	107,651

Total Short Term Investments (cost $108,562)		108,562

Total Investments - 118.3% (cost $733,684)		686,171
Other Assets and Liabilities, Net - (18.3%)		(106,125)
Total Net Assets - 100%		$ 580,046

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 16.2%
Amerigon Inc. (c)	12	$ 176
Blue Nile Inc. (c)	20	1,083
Brown Shoe Co. Inc. (b)	662	9,974
Buckle Inc. (b)	464	20,762
Buffalo Wild Wings Inc. (b) (c)	264	6,458
Deckers Outdoor Corp. (c)	16	1,778
DG FastChannel Inc. (c)	10	186
Global Sources Ltd. (c)	46	689
Group 1 Automotive Inc. (b)	372	8,727
Gymboree Corp. (b) (c)	466	18,597
Interface Inc. (b)	783	10,995
iRobot Corp. (c)	13	228
Matthews International Corp. - Class A	39	1,902
Movado Group Inc.	294	5,732
True Religion Apparel Inc. (c)	13	237
		87,524
CONSUMER STAPLES - 1.5%
Boston Beer Co. Inc. - Class A (c)	10	460
Chattem Inc. (c)	24	1,612
Green Mountain Coffee Roasters Inc. (c)	30	957
PriceSmart Inc.	23	627
SunOpta Inc. (c)	890	4,540
		8,196
ENERGY - 12.8%
Arena Resources Inc. (c)	45	1,723
Atlas America Inc.	34	2,061
Bois d'Arc Energy Inc. (c)	84	1,810
Bristow Group Inc. (c)	30	1,627
Callon Petroleum Corp. (c)	11	205

Carrizo Oil & Gas Inc. (c)	36	2,106
Dawson Geophysical Co. (c)	8	515
Dril-Quip Inc. (b) (c)	587	27,262
Golar LNG Ltd.	83	1,519
Gulfmark Offshore Inc. (c)	29	1,599
Hornbeck Offshore Services Inc. (c)	33	1,503
NATCO Group Inc. (c)	24	1,110
Petroleum Development Corp. (c)	19	1,304
PetroQuest Energy Inc. (c)	63	1,094
Pioneer Drilling Co. (c)	63	1,005
Tetra Technologies Inc. (b) (c)	1,060	16,791
Tsakos Energy Navigation Ltd.	48	1,484
TXCO Resources Inc. (c)	19	235
VAALCO Energy Inc. (b) (c)	911	4,526
		69,479
FINANCIALS - 5.4%
Capital Trust Inc. - Class A (b)	266	7,178
Cascade Bancorp (b)	439	4,192
Community Bank System Inc.	38	927
Dime Community Bancshares Inc.	34	590
First Charter Corp.	44	1,186
First Merchants Corp.	18	527
GAMCO Investors Inc.	4	219
Oppenheimer Holdings Inc.	13	583
SWS Group Inc. (b)	411	5,031
World Acceptance Corp. (b) (c)	268	8,551
		28,984
HEALTH CARE - 3.3%
Amedisys Inc. (c)	34	1,320
Haemonetics Corp. (c)	32	1,920
HMS Holdings Corp. (c)	32	901
Kendle International Inc. (c)	15	657
LifeCell Corp. (c)	43	1,822
Martek Biosciences Corp. (c)	42	1,274
Meridian Bioscience Inc.	51	1,699
Merit Medical Systems Inc. (c)	15	237
Noven Pharmaceuticals Inc. (b) (c)	377	3,382
Parexel International Corp. (c)	71	1,862
Phase Forward Inc. (c)	54	926
Quidel Corp. (c)	33	524
XenoPort Inc. (c)	32	1,289
		17,813
INDUSTRIALS - 34.0%
American Ecology Corp.	18	460
American Woodmark Corp. (b)	240	4,940
Ameron International Corp. (b)	131	12,265
Ampco-Pittsburgh Corp.	6	239
Applied Industrial Technology Inc.	54	1,617
Badger Meter Inc.	14	626
Belden Inc. (b)	650	22,954

CIRCOR International Inc.	21	978
Clean Harbors Inc. (c)	316	20,515
Columbus Mckinnon Corp. (c)	19	585
Cubic Corp.	27	757
Dynamic Materials Corp.	13	542
EMCOR Group Inc. (b) (c)	936	20,778
EnerSys (c)	62	1,476
Esterline Technologies Corp. (c)	37	1,878
Excel Maritime Carriers Ltd.	20	582
Exponent Inc. (c)	15	477
Genesee & Wyoming Inc. - Class A (c)	40	1,368
Geo Group Inc. (c)	65	1,837
GeoEye Inc. (c)	18	479
GrafTech International Ltd. (c)	130	2,110
Heico Corp.	11	513
Hurco Cos. Inc. (c)	3	163
II-VI Inc. (b) (c)	432	16,424
InnerWorkings Inc. (c)	48	672
Kaman Corp. - Class A	25	710
KHD Humboldt Wedag International Ltd. (c)	38	932
Ladish Co. Inc. (b) (c)	219	7,886
Lindsay Corp. (b)	171	17,565
Navios Maritime Holdings Inc.	135	1,250
Orbital Sciences Corp. (c)	74	1,786
Rush Enterprises Inc. - Class A (c)	14	226
Sun Hydraulics Corp.	17	483
Team Inc. (c)	18	497
Teledyne Technologies Inc. (c)	45	2,105
Tennant Co.	18	735
Valmont Industries Inc. (b)	392	34,491
		183,901
INFORMATION TECHNOLOGY - 18.4%
Advanced Energy Industries Inc. (b) (c)	691	9,167
Advent Software Inc. (c)	34	1,438
Ansoft Corp. (b) (c)	365	11,138
AsiaInfo Holdings Inc. (c)	45	489
Atheros Communications Inc. (b) (c)	776	16,181
Bankrate Inc. (c)	24	1,194
Checkpoint Systems Inc. (c)	51	1,357
EMS Technologies Inc. (c)	8	229
EPIQ Systems Inc. (c)	35	546
FARO Technologies Inc. (c)	17	518
Informatica Corp. (c)	112	1,904
Interwoven Inc. (c)	672	7,181
Macrovision Corp. (b) (c)	779	10,522
Mantech International Corp. - Class A (c)	26	1,166
Mentor Graphics Corp. (b) (c)	1,221	10,780
Omnivision Technologies Inc. (c)	70	1,181
Open Text Corp. (c)	65	2,021
Pericom Semiconductor Corp. (c)	14	208

Plexus Corp. (c)	59	1,654
Power Integrations Inc. (c)	38	1,122
Rofin-Sinar Technologies Inc. (c)	37	1,683
ScanSource Inc. (c)	33	1,191
Sigma Designs Inc. (b) (c)	349	7,916
Tyler Technologies Inc. (b) (c)	595	8,311
Vocus Inc. (c)	18	465
		99,562
MATERIALS - 4.4%
Arch Chemicals Inc.	32	1,174
Grief Inc.	30	2,056
HB Fuller Co. (b)	879	17,947
Hecla Mining Co. (c)	156	1,740
Olympic Steel Inc.	11	487
Stepan Co.	5	195
		23,599
TELECOMMUNICATION SERVICES - 0.5%
Premiere Global Services Inc. (c)	78	1,123
Syniverse Holdings Inc. (c)	86	1,439
		2,562

Total Common Stocks (cost $597,366)		521,620

SHORT TERM INVESTMENTS - 33.8%
Mutual Funds - 3.0%
JNL Money Market Fund, 2.72% (a) (d)	16,275	16,275

Securities Lending Collateral - 30.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	166,805	166,805

Total Short Term Investments (cost $183,080)		183,080

Total Investments - 130.3% (cost $780,446)		704,700
Other Assets and Liabilities, Net - (30.3%)		(163,823)
Total Net Assets - 100%		$ 540,877

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 20.1%
Aftermarket Technology Corp. (b) (c)	233	$ 4,535
Carnival Corp.	996	40,306
Foot Locker Inc.	3,223	37,934
General Motors Corp. (b)	7,401	140,983
GKN Plc	13,131	79,291
H&R Block Inc. (b)	2,379	49,396
Home Depot Inc. (b)	6,836	191,214
Ladbrokes Plc (b)	11,464	70,817
Lennar Corp. (b)	2,472	46,506
Limited Brands Inc. (b)	2,335	39,932
Mattel Inc. (b)	2,323	46,225
Newell Rubbermaid Inc.	1,706	39,013
Pre-Paid Legal Services Inc. (b) (c)	134	5,689
Shaw Communications Inc. (b)	1,870	34,000
Stewart Enterprises Inc. - Class A (b)	998	6,410
True Religion Apparel Inc. (b) (c)	240	4,452
Universal Electronics Inc. (b) (c)	154	3,719
VF Corp. (b)	647	50,155
Warnaco Group Inc. (b) (c)	480	18,924
WMS Industries Inc. (b) (c)	537	19,323
Yue Yuen Industrial Holdings Ltd. (b)	20,394	63,939
		992,763
CONSUMER STAPLES - 6.8%
Altria Group Inc.	1,465	32,520
Chattem Inc. (b) (c)	200	13,259
ConAgra Foods Inc.	1,855	44,426
Hershey Co. (b)	1,121	42,216
HJ Heinz Co.	944	44,341
Kimberly-Clark Corp.	633	40,838
Kraft Foods Inc. - Class A	1,355	42,027
Philip Morris International Inc. (c)	1,465	74,093
SunOpta Inc. (b) (c)	733	3,740
		337,460
ENERGY - 10.8%
Atlas America Inc. (b)	283	17,119
Bois d'Arc Energy Inc. (b) (c)	700	15,034
Bristow Group Inc. (b) (c)	250	13,422
Enbridge Inc. (b)	1,093	44,991
Golar LNG Ltd. (b)	690	12,610
Gulfport Energy Corp. (b) (c)	447	4,743
Hess Corp. (b)	1,095	96,517
Matrix Service Co. (c)	281	4,820
Murphy Oil Corp. (b)	1,305	107,160
NATCO Group Inc. (b) (c)	194	9,066
Petroleum Development Corp. (b) (c)	157	10,887
Smith International Inc. (b)	1,498	96,242
Spectra Energy Corp. (b)	1,711	38,934
Tesco Corp. (c)	388	9,283

TransCanada Corp. (b)	1,077	41,478
Tsakos Energy Navigation Ltd.	401	12,324
		534,630
FINANCIALS - 8.7%
BOC Hong Kong Holdings Ltd.	26,333	63,407
Citigroup Inc.	6,254	133,962
Forestar Real Estate Group Inc. (b) (c)	426	10,617
GAMCO Investors Inc. (b)	299	15,071
Guaranty Financial Group Inc. (c)	435	4,621
JPMorgan Chase & Co.	2,532	108,745
Midland Co.	204	13,252
Navigators Group Inc. (b) (c)	177	9,649
Royal & Sun Alliance Insurance Group	25,014	63,891
Universal American Financial Corp. (b) (c)	781	8,274
		431,489
HEALTH CARE - 11.1%
Air Methods Corp. (b) (c)	127	6,157
Amedisys Inc. (b) (c)	276	10,859
Bruker BioSciences Corp. (b) (c)	1,111	17,099
Chemed Corp. (b)	252	10,628
Dionex Corp. (b) (c)	196	15,121
Eli Lilly & Co.	828	42,721
Express Scripts Inc. (b) (c)	1,515	97,450
Haemonetics Corp. (b) (c)	272	16,180
Kendle International Inc. (b) (c)	154	6,921
Medco Health Solutions Inc. (b) (c)	2,178	95,393
Omnicell Inc. (b) (c)	364	7,310
Owens & Minor Inc. (b)	430	16,917
Pfizer Inc.	8,102	169,583
Phase Forward Inc. (b) (c)	446	7,618
Quidel Corp. (b) (c)	345	5,535
RehabCare Group Inc. (c)	185	2,778
Res-Care Inc. (c)	308	5,275
Sun Healthcare Group Inc. (b) (c)	455	5,975
SurModics Inc. (b) (c)	192	8,049
		547,569
INDUSTRIALS - 14.8%
AAR Corp. (b) (c)	397	10,829
Avery Dennison Corp. (b)	834	41,055
Badger Meter Inc. (b)	153	6,588
Barnes Group Inc. (b)	566	12,997
CBIZ Inc. (b) (c)	685	5,566
Citic Pacific Ltd.	13,144	55,733
Columbus Mckinnon Corp. (b) (c)	200	6,191
Cubic Corp. (b)	281	7,992
Deere & Co. (b)	1,189	95,605
Deluxe Corp. (b)	549	10,546
Ducommun Inc. (c)	110	3,057
DynCorp International Inc. (b) (c)	600	10,010
EnerSys (b) (c)	499	11,937

General Electric Co.	4,968	183,884
Geo Group Inc. (b) (c)	537	15,261
Heico Corp. (b)	237	11,554
Kaman Corp. - Class A (b)	260	7,347
Kaydon Corp. (b)	294	12,904
KHD Humboldt Wedag International Ltd. (c)	318	7,754
Layne Christensen Co. (b) (c)	202	7,076
Middleby Corp. (b) (c)	176	10,987
Orbital Sciences Corp. (b) (c)	621	14,973
Perini Corp. (b) (c)	293	10,601
Pinnacle Airlines Corp. (b) (c)	216	1,882
Pitney Bowes Inc. (b)	1,159	40,600
RBC Bearings Inc. (b) (c)	228	8,447
Robbins & Myers Inc. (b)	363	11,850
Rush Enterprises Inc. - Class A (b) (c)	399	6,321
Tennant Co. (b)	196	7,817
Textron Inc.	1,554	86,096
Triumph Group Inc. (b)	176	10,013
		733,473
INFORMATION TECHNOLOGY - 5.6%
Actuate Corp. (b) (c)	643	2,636
Advent Software Inc. (b) (c)	277	11,804
AsiaInfo Holdings Inc. (c)	474	5,142
Atheros Communications Inc. (b) (c)	602	12,540
Comtech Telecommunications Corp. (b) (c)	253	9,865
CyberSource Corp. (b) (c)	719	10,500
EMS Technologies Inc. (b) (c)	163	4,423
EPIQ Systems Inc. (c)	372	5,771
Harmonic Inc. (b) (c)	981	7,458
Hittite Microwave Corp. (b) (c)	326	12,209
Informatica Corp. (b) (c)	923	15,750
Interactive Intelligence Inc. (c)	186	2,190
LogicaCMG Plc	31,454	66,014
Methode Electronics Inc. (b)	400	4,681
NetLogic Microsystems Inc. (b) (c)	229	5,518
NetScout Systems Inc. (b) (c)	407	3,782
Open Text Corp. (b) (c)	533	16,690
OYO Geospace Corp. (b) (c)	62	2,824
Pericom Semiconductor Corp. (b) (c)	273	4,013
Power Integrations Inc. (c)	312	9,115
Radiant Systems Inc. (c)	336	4,689
Rofin-Sinar Technologies Inc. (b) (c)	325	14,613
Standard Microsystems Corp. (b) (c)	244	7,114
Stratasys Inc. (b) (c)	221	3,941
Synaptics Inc. (b) (c)	284	6,774
Syntel Inc. (b)	436	11,625
TheStreet.com Inc. (b)	317	2,565
TriQuint Semiconductor Inc. (b) (c)	1,491	7,546
Ultimate Software Group Inc. (b) (c)	261	7,832
		279,624

MATERIALS - 9.6%
Bemis Co. Inc. (b)	1,612	40,994
Compass Minerals International Inc. (b)	340	20,069
EI Du Pont de Nemours & Co. (b)	2,510	117,345
International Paper Co. (b)	1,364	37,090
Kaiser Aluminum Corp. (b)	217	15,018
Olympic Steel Inc. (b)	110	4,982
Schnitzer Steel Industries Inc. - Class A (b)	302	21,413
Sonoco Products Co.	1,355	38,806
Taseko Mines Ltd. (b) (c)	1,479	7,543
Temple-Inland Inc. (b)	1,288	16,377
United States Steel Corp. (b)	912	115,715
Weyerhaeuser Co.	597	38,860
		474,212
TELECOMMUNICATION SERVICES - 6.9%
AT&T Inc. (b)	2,659	101,837
BT Group Plc	13,541	58,385
PCCW Ltd. (b)	124,148	78,164
Premiere Global Services Inc. (b) (c)	655	9,392
Verizon Communications Inc. (b)	2,533	92,313
		340,091
UTILITIES - 5.4%
Cheung Kong Infrastructure Holdings Ltd. (b)	19,984	80,241
Constellation Energy Group Inc. (b)	1,078	95,171
Public Service Enterprise Group Inc. (b)	2,256	90,649
		266,061

Total Common Stocks (cost $5,522,945)		4,937,372

SHORT TERM INVESTMENTS - 18.6%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.72% (a) (d)	12,510	12,510

Securities Lending Collateral - 18.4%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	909,353	909,353

Total Short Term Investments (cost $921,863)		921,863

Total Investments - 118.4% (cost $6,444,808)		5,859,235
Other Assets and Liabilities, Net - (18.4%)		(909,709)
Total Net Assets - 100%		$ 4,949,526

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 13.0%
Apollo Group Inc. - Class A (b) (c)	53	$ 2,269
Carnival Corp.	52	2,093
DeVry Inc.	23	954
Expedia Inc. (c)	62	1,348

Foot Locker Inc.	170	1,996
Fossil Inc. (c)	28	859
GameStop Corp. - Class A (c)	51	2,620
General Motors Corp. (b)	181	3,449
GKN Plc	799	4,824
Global Sources Ltd. (b) (c)	42	620
H&R Block Inc.	123	2,560
Home Depot Inc.	166	4,649
Ladbrokes Plc	699	4,319
Lennar Corp. (b)	129	2,432
Liberty Global Inc. - Class A (b) (c)	79	2,693
Limited Brands Inc.	123	2,097
Mattel Inc.	120	2,397
Newell Rubbermaid Inc.	88	2,013
Shaw Communications Inc. (b)	96	1,754
VF Corp.	34	2,624
Wynn Resorts Ltd. (b)	26	2,580
Yue Yuen Industrial Holdings Ltd.	1,249	3,917
		55,067
CONSUMER STAPLES - 4.7%
ConAgra Foods Inc.	96	2,295
Costco Wholesale Corp.	96	6,236
Fresh Del Monte Produce Inc. (c)	36	1,294
Hershey Co. (b)	58	2,192
HJ Heinz Co.	50	2,334
Kimberly-Clark Corp.	33	2,150
Kraft Foods Inc. - Class A	70	2,174
PepsiAmericas Inc.	42	1,060
		19,735
ENERGY - 7.4%
Core Laboratories NV (c)	10	1,153
Enbridge Inc.	57	2,363
ENI SpA	158	5,371
National Oilwell Varco Inc. (c)	113	6,611
Norsk Hydro ASA	403	5,877
Spectra Energy Corp.	88	2,007
Statoil ASA	186	5,571
TransCanada Corp. (b)	56	2,176
		31,129
FINANCIALS - 16.0%
Aviva Plc	430	5,273
Barclays Plc	576	5,180
BOC Hong Kong Holdings Ltd.	1,590	3,828
Citigroup Inc.	153	3,267
Credit Agricole SA	172	5,307
Deutsche Bank AG	44	5,018
Forestar Real Estate Group Inc. (b) (c)	22	556
Fortis	220	5,534
Guaranty Financial Group Inc. (c)	21	226
HBOS Plc	395	4,394

HSBC Holdings Plc	344	5,662
ING Groep NV	148	5,538
Lloyds TSB Group Plc	615	5,505
Royal & Sun Alliance Insurance Group	1,526	3,898
Royal Bank of Scotland Group Plc	653	4,368
Societe Generale - Class A	40	3,920
		67,474
HEALTH CARE - 7.8%
DENTSPLY International Inc.	33	1,292
Eli Lilly & Co.	43	2,241
Express Scripts Inc. (c)	135	8,698
Genzyme Corp. (c)	59	4,371
Henry Schein Inc. (b) (c)	20	1,136
Perrigo Co. (b)	34	1,280
Pfizer Inc.	198	4,135
Teva Pharmaceutical Industries Ltd. - ADR	178	8,241
Waters Corp. (c)	31	1,732
		33,126
INDUSTRIALS - 10.9%
AGCO Corp. (c)	29	1,725
Avery Dennison Corp. (b)	43	2,140
Citic Pacific Ltd.	798	3,382
Copart Inc. (c)	28	1,104
Deere & Co.	128	10,334
Flowserve Corp.	18	1,888
Fluor Corp.	28	3,906
FTI Consulting Inc. (b) (c)	20	1,389
General Electric Co.	121	4,481
Jacobs Engineering Group Inc. (b) (c)	39	2,835
Joy Global Inc.	24	1,547
McDermott International Inc. (c)	71	3,898
Pitney Bowes Inc.	61	2,130
Robbins & Myers Inc.	32	1,040
Ryanair Holdings Plc - ADR (b) (c)	66	1,854
Stericycle Inc. (b) (c)	27	1,412
Valmont Industries Inc. (b)	14	1,187
		46,252
INFORMATION TECHNOLOGY - 21.0%
Adobe Systems Inc. (c)	127	4,514
Ansys Inc. (c)	28	970
Apple Inc. (c)	60	8,670
Autodesk Inc. (c)	50	1,572
Cisco Systems Inc. (c)	443	10,669
Citrix Systems Inc. (c)	41	1,194
eBay Inc. (c)	298	8,900
Flextronics International Ltd. (c)	180	1,694
Intel Corp.	450	9,524
Intuit Inc. (c)	73	1,962
LogicaCMG Plc	1,921	4,031
Logitech International SA (b) (c)	41	1,033

Microsoft Corp.	337	9,551
Nokia Oyj - Class A - ADR	312	9,934
Nvidia Corp. (c)	121	2,393
Oracle Corp. (c)	531	10,378
Western Digital Corp. (c)	69	1,860
		88,849
MATERIALS - 6.3%
Bemis Co. Inc.	84	2,148
International Paper Co.	72	1,945
Owens-Illinois Inc. (c)	50	2,837
Potash Corp.	83	12,940
Sigma-Aldrich Corp. (b)	29	1,732
Sonoco Products Co.	71	2,033
Temple-Inland Inc. (b)	68	869
Weyerhaeuser Co.	31	2,042
		26,546
TELECOMMUNICATION SERVICES - 10.4%
BT Group Plc	1,461	6,297
BT Group Plc - ADR	43	1,839
Deutsche Telekom AG	260	4,336
France Telecom SA	160	5,394
Millicom International Cellular SA (c)	22	2,099
PCCW Ltd.	7,491	4,716
Telecom Italia SpA	1,857	3,884
Telefonica SA - ADR	123	10,615
TeliaSonera AB	611	4,906
		44,086
UTILITIES - 2.3%
Cheung Kong Infrastructure Holdings Ltd.	1,189	4,775
Enel SpA	485	5,141
		9,916

Total Common Stocks (cost $467,293)		422,180

SHORT TERM INVESTMENTS - 7.6%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.72% (a) (d)	793	793

Securities Lending Collateral - 7.4%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	31,269	31,269

Total Short Term Investments (cost $32,062)		32,062

Total Investments - 107.4% (cost $499,355)		454,242
Other Assets and Liabilities, Net - (7.4%)		(31,466)
Total Net Assets - 100%		$ 422,776

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 9.1%
Aftermarket Technology Corp. (b) (c)	15	$ 282
Apollo Group Inc. - Class A (c)	74	3,201
DeVry Inc. (b)	14	583
Expedia Inc. (b) (c)	36	798
Fossil Inc. (b) (c)	17	530
GameStop Corp. - Class A (c)	31	1,591
Global Sources Ltd. (b) (c)	26	391
Liberty Global Inc. - Class A (b) (c)	48	1,624
Nike Inc. - Class B (b)	46	3,145
Polo Ralph Lauren Corp. (b)	48	2,797
Pre-Paid Legal Services Inc. (c)	9	389
Stewart Enterprises Inc. - Class A (b)	63	404
True Religion Apparel Inc. (b) (c)	17	310
Universal Electronics Inc. (c)	10	252
Walt Disney Co.	444	13,934
Warnaco Group Inc. (b) (c)	31	1,241
WMS Industries Inc. (b) (c)	35	1,256
Wynn Resorts Ltd. (b)	15	1,505
		34,233
CONSUMER STAPLES - 3.8%
Chattem Inc. (b) (c)	13	858
Clorox Co. (b)	46	2,595
Costco Wholesale Corp.	57	3,704
Fresh Del Monte Produce Inc. (c)	21	771
Kimberly-Clark Corp.	43	2,764
PepsiAmericas Inc.	25	626
PepsiCo Inc.	39	2,816
SunOpta Inc. (c)	43	220
		14,354
ENERGY - 8.1%
Atlas America Inc.	19	1,120
Bois d'Arc Energy Inc. (b) (c)	46	981
Bristow Group Inc. (c)	16	879
Core Laboratories NV (c)	6	671
ENI SpA (b)	98	3,354
ENSCO International Inc.	50	3,113
Golar LNG Ltd. (b)	45	819
Gulfport Energy Corp. (b) (c)	28	300
Halliburton Co.	78	3,085
Matrix Service Co. (c)	19	319
NATCO Group Inc. (c)	12	583
National Oilwell Varco Inc. (c)	67	3,929
Norsk Hydro ASA	251	3,656
Petroleum Development Corp. (b) (c)	10	710
Statoil ASA (b)	116	3,462
Tesco Corp. (c)	25	602
Tsakos Energy Navigation Ltd.	26	809
Valero Energy Corp.	42	2,083
		30,475

FINANCIALS - 12.0%
Aon Corp.	63	2,513
Aviva Plc (b)	266	3,265
Barclays Plc	356	3,201
Chubb Corp.	54	2,691
Credit Agricole SA (b)	106	3,274
Deutsche Bank AG	27	3,106
Fortis	135	3,410
GAMCO Investors Inc. (b)	19	972
HBOS Plc	244	2,714
HSBC Holdings Plc	213	3,507
ING Groep NV	91	3,414
Janus Capital Group Inc. (b)	90	2,104
Lloyds TSB Group Plc	380	3,401
Midland Co.	13	867
Navigators Group Inc. (c)	11	622
Royal Bank of Scotland Group Plc	405	2,711
Societe Generale - Class A (b)	25	2,432
Universal American Financial Corp. (c)	50	535
		44,739
HEALTH CARE - 8.9%
Air Methods Corp. (b) (c)	8	389
Amedisys Inc. (b) (c)	18	702
Applera Corp. - Applied Biosystems Group (b)	88	2,885
Bruker BioSciences Corp. (c)	72	1,113
Chemed Corp. (b)	16	691
DENTSPLY International Inc.	20	771
Dionex Corp. (c)	13	995
Express Scripts Inc. (c)	122	7,831
Genzyme Corp. (b) (c)	35	2,619
Haemonetics Corp. (c)	17	1,018
Henry Schein Inc. (b) (c)	12	675
Kendle International Inc. (b) (c)	10	438
Medco Health Solutions Inc. (c)	58	2,551
Omnicell Inc. (b) (c)	23	465
Owens & Minor Inc.	28	1,094
Perrigo Co. (b)	20	768
Phase Forward Inc. (c)	28	486
Quidel Corp. (b) (c)	22	354
RehabCare Group Inc. (c)	12	188
Res-Care Inc. (c)	20	335
Sun Healthcare Group Inc. (c)	29	380
SurModics Inc. (b) (c)	12	513
Teva Pharmaceutical Industries Ltd. - ADR	107	4,934
Waters Corp. (c)	19	1,041
		33,236
INDUSTRIALS - 15.1%
AAR Corp. (b) (c)	26	705
AGCO Corp. (b) (c)	17	1,017
Badger Meter Inc. (b)	10	421

Barnes Group Inc.	37	851
CBIZ Inc. (b) (c)	44	358
Columbus Mckinnon Corp. (b) (c)	13	414
Copart Inc. (c)	17	651
Cubic Corp.	18	519
Deere & Co.	77	6,198
Deluxe Corp. (b)	36	687
Ducommun Inc. (c)	7	206
DynCorp International Inc. (b) (c)	39	643
Emerson Electric Co.	53	2,710
EnerSys (b) (c)	33	783
Flowserve Corp.	11	1,109
Fluor Corp.	17	2,358
FTI Consulting Inc. (b) (c)	11	813
Geo Group Inc. (c)	35	992
Heico Corp. (b)	15	749
Honeywell International Inc.	233	13,121
Ingersoll-Rand Co. Ltd. - Class A	64	2,846
Jacobs Engineering Group Inc. (c)	23	1,665
Joy Global Inc.	14	913
Kaman Corp. - Class A (b)	17	469
Kaydon Corp. (b)	19	832
KHD Humboldt Wedag International Ltd. (c)	20	494
Layne Christensen Co. (b) (c)	14	477
McDermott International Inc. (c)	43	2,331
Middleby Corp. (b) (c)	12	719
Orbital Sciences Corp. (b) (c)	41	976
Parker Hannifin Corp.	39	2,731
Perini Corp. (b) (c)	19	676
Pinnacle Airlines Corp. (b) (c)	15	128
RBC Bearings Inc. (b) (c)	14	536
Robbins & Myers Inc.	42	1,370
Rush Enterprises Inc. - Class A (c)	25	404
Ryanair Holdings Plc - ADR (b) (c)	39	1,106
Stericycle Inc. (b) (c)	16	849
Tennant Co. (b)	13	504
Triumph Group Inc. (b)	12	656
Valmont Industries Inc. (b)	8	722
		56,709
INFORMATION TECHNOLOGY - 29.9%
Actuate Corp. (b) (c)	43	178
Adobe Systems Inc. (b) (c)	75	2,684
Advent Software Inc. (b) (c)	18	771
Ansys Inc. (c)	17	584
Apple Inc. (c)	36	5,191
AsiaInfo Holdings Inc. (c)	30	327
Atheros Communications Inc. (b) (c)	39	811
Autodesk Inc. (c)	30	949
Cisco Systems Inc. (c)	265	6,387
Citrix Systems Inc. (c)	25	738

Comtech Telecommunications Corp. (c)	16	638
CyberSource Corp. (b) (c)	47	686
eBay Inc. (c)	179	5,333
EMS Technologies Inc. (c)	11	298
EPIQ Systems Inc. (c)	23	364
Flextronics International Ltd. (c)	108	1,018
Google Inc. - Class A (c)	4	1,887
Harmonic Inc. (c)	63	479
Hewlett-Packard Co.	284	12,954
Hittite Microwave Corp. (b) (c)	21	790
Informatica Corp. (c)	60	1,030
Intel Corp.	269	5,699
Interactive Intelligence Inc. (c)	13	147
International Business Machines Corp.	160	18,456
Intuit Inc. (b) (c)	44	1,177
Logitech International SA (b) (c)	24	618
Methode Electronics Inc.	25	288
Microsoft Corp.	603	17,124
National Semiconductor Corp.	133	2,430
NetLogic Microsystems Inc. (b) (c)	15	365
NetScout Systems Inc. (c)	27	255
Nokia Oyj - Class A - ADR	186	5,925
Nvidia Corp. (c)	74	1,460
Open Text Corp. (b) (c)	35	1,093
Oracle Corp. (c)	318	6,212
OYO Geospace Corp. (b) (c)	4	172
Pericom Semiconductor Corp. (c)	18	270
Power Integrations Inc. (c)	20	584
Radiant Systems Inc. (c)	23	316
Rofin-Sinar Technologies Inc. (b) (c)	21	948
Standard Microsystems Corp. (b) (c)	16	478
Stratasys Inc. (b) (c)	14	241
Synaptics Inc. (b) (c)	18	422
Syntel Inc. (b)	28	758
TheStreet.com Inc. (b)	21	173
TriQuint Semiconductor Inc. (b) (c)	99	498
Ultimate Software Group Inc. (b) (c)	17	498
Western Digital Corp. (c)	41	1,120
		111,824
MATERIALS - 4.0%
Compass Minerals International Inc.	22	1,296
Kaiser Aluminum Corp. (b)	14	985
Olympic Steel Inc.	8	339
Owens-Illinois Inc. (c)	30	1,667
Potash Corp.	50	7,745
Schnitzer Steel Industries Inc. - Class A (b)	19	1,365
Sigma-Aldrich Corp. (b)	17	1,014
Taseko Mines Ltd. (b) (c)	95	483
		14,894
TELECOMMUNICATION SERVICES - 6.0%

BT Group Plc	658	2,835
Deutsche Telekom AG	162	2,704
France Telecom SA (b)	100	3,365
Millicom International Cellular SA (c)	13	1,247
Premiere Global Services Inc. (c)	42	604
Telecom Italia SpA (b)	1,148	2,401
Telefonica SA - ADR	74	6,367
TeliaSonera AB (b)	381	3,061
		22,584
UTILITIES - 3.1%
Enel SpA	300	3,186
Exelon Corp.	36	2,961
FirstEnergy Corp.	41	2,822
PPL Corp.	57	2,617
		11,586

Total Common Stocks (cost $410,153)		374,634

SHORT TERM INVESTMENTS - 18.5%
Mutual Funds - 0.7%
JNL Money Market Fund, 2.72% (a) (d)	2,487	2,487

Securities Lending Collateral - 17.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	66,856	66,856

Total Short Term Investments (cost $69,343)		69,343

Total Investments - 118.5% (cost $479,496)		443,977
Other Assets and Liabilities, Net - (18.5%)		(69,227)
Total Net Assets - 100%		$ 374,750

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 3.6%
RCN Corp. (c)	14	$ 153
Virgin Media Inc.	102	1,438
		1,591
FINANCIALS - 4.7%
Leucadia National Corp. (b)	46	2,102

TELECOMMUNICATION SERVICES - 91.3%
AT&T Inc.	288	11,018
CenturyTel Inc.	40	1,344
Cincinnati Bell Inc. (b) (c)	92	392
Citizens Communications Co.	120	1,260
Embarq Corp.	54	2,165
IDT Corp. - Class B (b) (c)	16	61
Leap Wireless International Inc. (b) (c)	18	841
Level 3 Communications Inc. (b) (c)	555	1,177

MetroPCS Communications Inc. (c)	66	1,129
NII Holdings Inc. - Class B (c)	58	1,847
Qwest Communications International Inc. (b)	437	1,979
Sprint Nextel Corp.	259	1,731
Telephone & Data Systems Inc.	19	757
Telephone & Data Systems Inc. - Special Shares	20	743
Time Warner Telecom Inc. - Class A (b) (c)	55	846
US Cellular Corp. (c)	6	327
Verizon Communications Inc.	296	10,801
Windstream Corp.	167	1,994
		40,412

Total Common Stocks (cost $58,007)		44,105

SHORT TERM INVESTMENTS - 16.7%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.72% (a) (d)	40	40

Securities Lending Collateral - 16.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	7,340	7,340

Total Short Term Investments (cost $7,380)		7,380

Total Investments - 116.3% (cost $65,387)		51,485
Other Assets and Liabilities, Net - (16.3%)		(7,206)
Total Net Assets - 100%		$ 44,279

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 68.5%
99 Cents Only Stores (b) (c)	1	$ 6
Abercrombie & Fitch Co. - Class A	1	86
Advance Auto Parts Inc.	1	44
Aeropostale Inc. (c)	1	26
AH Belo Corp. - Class A (c)	-	3
Amazon.com Inc. (c)	4	289
American Eagle Outfitters Inc.	3	45
American Greetings Corp.	1	12
AnnTaylor Stores Corp. (c)	1	20
Apollo Group Inc. - Class A (c)	2	79
Arbitron Inc. (b)	-	17
AutoNation Inc. (c)	2	26
AutoZone Inc. (c)	1	65
Bally Technologies Inc. (b) (c)	1	23
Barnes & Noble Inc.	1	21
Bed Bath & Beyond Inc. (b) (c)	4	104
Belo Corp.	1	12
Best Buy Co. Inc.	5	192
Big Lots Inc. (c)	1	28

Blockbuster Inc. - Class A (b) (c)	1	4
Bob Evans Farms Inc. (b)	-	13
Borders Group Inc. (b)	1	4
Boyd Gaming Corp. (b)	1	15
Brinker International Inc.	1	24
Brown Shoe Co. Inc.	1	9
Cablevision Systems Corp. - Class A (c)	3	67
Career Education Corp. (b) (c)	1	15
Carmax Inc. (b) (c)	3	58
Carnival Corp.	6	232
Cato Corp. - Class A	-	5
CBRL Group Inc.	-	11
CBS Corp. - Class A	-	3
CBS Corp. - Class B	8	173
CEC Entertainment Inc. (c)	-	11
Charming Shoppes Inc. (c)	1	7
Charter Communications Inc. - Class A (b) (c)	5	4
Cheesecake Factory Inc. (c)	1	21
Chico's FAS Inc. (c)	2	16
Childrens Place Retail Stores Inc. (c)	-	7
Chipotle Mexican Grill Inc. - Class A (c)	-	21
Chipotle Mexican Grill Inc. (c)	-	25
Choice Hotels International Inc.	-	16
Christopher & Banks Corp.	-	5
Circuit City Stores Inc. (b)	2	10
Clear Channel Communications Inc.	6	176
Coldwater Creek Inc. (c)	-	2
Collective Brands Inc. (b) (c)	1	11
Comcast Corp. - Class A (b)	26	502
Comcast Corp. - Special Class A (c)	13	244
Corinthian Colleges Inc. (c)	1	7
CTC Media Inc. (c)	-	13
Darden Restaurants Inc.	2	57
DeVry Inc. (b)	1	35
Dick's Sporting Goods Inc. (c)	1	31
Dillard's Inc. - Class A (b)	1	16
DirecTV Group Inc. (c)	10	236
Discovery Holding Co. (c)	4	77
DISH Network Corp. (c)	3	83
Dollar Tree Inc. (c)	1	34
DreamWorks Animation SKG Inc. (c)	1	23
Dress Barn Inc. (c)	1	7
Entercom Communications Corp.	-	3
EW Scripps Co.	1	46
Expedia Inc. (c)	3	62
Family Dollar Stores Inc.	2	34
Foot Locker Inc.	2	26
Fred's Inc.	-	5
GameStop Corp. - Class A (c)	2	105
Gannett Co. Inc.	3	91

Gap Inc.	7	142
Gaylord Entertainment Co. (c)	1	18
Gemstar-TV Guide International Inc. (c)	4	17
Genesco Inc. (b) (c)	-	7
Getty Images Inc. (c)	1	23
Group 1 Automotive Inc.	-	7
Guess? Inc.	1	30
Gymboree Corp. (c)	-	16
H&R Block Inc.	4	91
Harte-Hanks Inc. (b)	1	8
Home Depot Inc.	23	637
HOT Topic Inc. (b) (c)	-	2
Idearc Inc. (b)	2	7
IHOP Corp. (b)	-	10
InterActiveCorp (c)	3	54
International Game Technology	4	173
International Speedway Corp. - Class A	-	16
Interpublic Group of Cos. Inc. (b) (c)	6	52
ITT Educational Services Inc. (b) (c)	1	24
J Crew Group Inc. (c)	1	26
J.C. Penney Co. Inc.	3	99
Jack in the Box Inc. (c)	1	23
John Wiley & Sons Inc.	1	26
Kohl's Corp. (c)	4	161
Lamar Advertising Co. (b) (c)	1	34
Las Vegas Sands Corp. (b) (c)	1	104
Lee Enterprises Inc. (b)	-	4
Liberty Entertainment Ltd. - Class A (c)	7	150
Liberty Global Inc. - Class A (c)	2	79
Liberty Global Inc. (c)	2	73
Liberty Media Corp. - Capital (c)	2	25
Liberty Media Corp. - Interactive (c)	8	126
Life Time Fitness Inc. (b) (c)	-	14
Limited Brands Inc.	4	69
Live Nation Inc. (b) (c)	1	12
Lowe's Cos. Inc.	20	455
Macy's Inc.	6	130
Marriott International Inc. - Class A	4	143
Matthews International Corp. - Class A	-	22
McClatchy Co. - Class A (b)	1	7
McDonald's Corp.	16	870
McGraw-Hill Cos. Inc.	4	163
Media General Inc.	-	3
Men's Wearhouse Inc.	1	14
Meredith Corp.	1	21
MGM Mirage Inc. (c)	1	78
NetFlix Inc. (b) (c)	1	23
New York Times Co. - Class A (b)	2	33
News Corp. Inc. - Class A	25	462
News Corp. Inc. - Class B	6	112

Nordstrom Inc. (b)	3	83
Office Depot Inc. (c)	4	42
OfficeMax Inc.	1	20
Omnicom Group Inc.	4	193
O'Reilly Automotive Inc. (c)	2	45
Orient-Express Hotels Ltd.	1	24
Pacific Sunwear of California Inc. (c)	1	13
Panera Bread Co. - Class A (b) (c)	-	16
Papa John's International Inc. (c)	-	6
Penn National Gaming Inc. (c)	1	44
PEP Boys-Manny Moe & Jack (b)	-	5
PetSmart Inc.	2	35
PF Chang's China Bistro Inc. (b) (c)	-	9
Pier 1 Imports Inc. (b) (c)	1	6
Pinnacle Entertainment Inc. (c)	1	9
Polo Ralph Lauren Corp. (b)	1	47
Pre-Paid Legal Services Inc. (c)	-	5
Priceline.com Inc. (b) (c)	-	55
R.H. Donnelley Corp. (b) (c)	1	4
RadioShack Corp.	2	28
Regal Entertainment Group - Class A (b)	1	19
Regis Corp.	1	15
Rent-A-Center Inc. (c)	1	18
Ross Stores Inc.	2	56
Royal Caribbean Cruises Ltd. (b)	2	60
Ruby Tuesday Inc.	1	4
Saks Inc. (b) (c)	2	22
Sally Beauty Holdings Inc. (c)	1	9
Scholastic Corp. (c)	-	14
Scientific Games Corp. - Class A (c)	1	19
Sears Holdings Corp. (b) (c)	1	103
Service Corp. International	4	38
Sinclair Broadcast Group Inc. - Class A (b)	1	5
Sirius Satellite Radio Inc. (b) (c)	18	52
Sonic Corp. (b) (c)	1	19
Sotheby's Holdings - Class A	1	27
Staples Inc.	10	213
Starbucks Corp. (c)	10	172
Starwood Hotels & Resorts Worldwide Inc.	2	123
Stewart Enterprises Inc. - Class A	1	7
Strayer Education Inc.	-	29
Talbots Inc. (b)	-	2
Target Corp.	10	510
Tiffany & Co.	2	72
Time Warner Cable Inc. - Class A (c)	2	52
Time Warner Inc.	49	687
TJX Cos. Inc.	6	197
Tractor Supply Co. (c)	-	17
Triarc Cos. Inc. - Class B (b)	-	3
Tween Brands Inc. (c)	-	8

Urban Outfitters Inc. (b) (c)	2	51
Vail Resorts Inc. (b) (c)	-	19
Valassis Communications Inc. (c)	1	7
Viacom Inc. - Class A (c)	-	5
Viacom Inc. - Class B (c)	7	294
Walt Disney Co.	24	750
Warner Music Group Corp. (b)	-	2
Washington Post Co.	-	55
Wendy's International Inc.	1	26
Williams-Sonoma Inc. (b)	1	29
WMS Industries Inc. (b) (c)	1	21
Wyndham Worldwide Corp. (b)	2	50
Wynn Resorts Ltd.	1	86
XM Satellite Radio Holdings Inc. - Class A (c)	4	49
Yum! Brands Inc.	6	240
Zale Corp. (b) (c)	1	12
		13,652
CONSUMER STAPLES - 21.8%
BJ's Wholesale Club Inc. (c)	1	32
Casey's General Stores Inc.	1	16
Costco Wholesale Corp.	6	386
CVS Caremark Corp.	19	786
Kroger Co.	9	219
Longs Drug Stores Corp.	-	17
Pantry Inc. (b) (c)	-	6
Performance Food Group Co. (c)	-	14
Rite Aid Corp. (b) (c)	8	22
Safeway Inc.	6	174
SUPERVALU Inc.	3	86
SYSCO Corp.	8	241
United Natural Foods Inc. (b) (c)	-	9
Walgreen Co.	13	512
Wal-Mart Stores Inc.	33	1,764
Whole Foods Market Inc. (b)	2	62
		4,346
FINANCIALS - 0.0%
Deerfield Capital Corp.	-	-

HEALTH CARE - 3.1%
AmerisourceBergen Corp.	2	90
Cardinal Health Inc.	5	254
Chemed Corp.	-	13
McKesson Corp.	4	206
Omnicare Inc. (b)	2	31
VCA Antech Inc. (c)	1	32
		626
INDUSTRIALS - 2.5%
AirTran Holdings Inc. (b) (c)	1	7
Alaska Air Group Inc. (c)	-	10
AMR Corp. (b) (c)	3	29

Avis Budget Group Inc. (c)	1	14
Continental Airlines Inc. - Class B (b) (c)	1	26
Copart Inc. (c)	1	34
Delta Air Lines Inc. (c)	4	34
Dun & Bradstreet Corp.	1	62
Hertz Global Holdings Inc. (c)	2	23
IHS Inc. (c)	-	30
JetBlue Airways Corp. (b) (c)	2	13
Northwest Airlines Corp. (c)	3	29
SkyWest Inc.	1	16
Southwest Airlines Co.	10	123
UAL Corp.	2	33
US Airways Group Inc. (c)	1	10
		493
INFORMATION TECHNOLOGY - 3.4%
Avid Technology Inc. (b) (c)	1	12
CNET Networks Inc. (c)	2	13
Dolby Laboratories Inc. - Class A (c)	1	24
eBay Inc. (c)	16	474
Echostar Holding Corp. - Class A (c)	-	2
Factset Research Systems Inc. (b)	1	33
NAVTEQ Corp. (c)	1	90
ValueClick Inc. (c)	1	23
		671

Total Common Stocks (cost $22,865)		19,788

SHORT TERM INVESTMENTS - 11.2%
Mutual Funds - 1.5%
JNL Money Market Fund, 2.72% (a) (d)	309	309

Securities Lending Collateral - 9.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	1,928	1,928

Total Short Term Investments (cost $2,237)		2,237

Total Investments - 110.5% (cost $25,102)		22,025
Other Assets and Liabilities, Net - (10.5%)		(2,093)
Total Net Assets - 100%		$ 19,932

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 97.8%
FINANCIALS - 96.9%
ACE Ltd.	9	$ 522
Affiliated Managers Group Inc. (b) (c)	1	76
AFLAC Inc.	14	924
Alexandria Real Estate Equities Inc. (b)	1	82
Alleghany Corp. (c)	-	53
Allied World Assurance Co. Ltd.	1	59
Allstate Corp.	16	782
AMB Property Corp.	3	155
AMBAC Financial Group Inc.	10	59
AMCORE Financial Inc.	-	8
American Express Co.	30	1,295
American Financial Group Inc.	2	45
American Financial Realty Trust (b)	3	24
American International Group Inc.	64	2,778
American National Insurance Co.	-	47
AmeriCredit Corp. (b) (c)	3	34
Ameriprise Financial Inc.	6	337
Anchor BanCorp Wisconsin Inc.	-	7
Annaly Capital Management Inc.	13	199
Aon Corp.	8	308
Apartment Investment & Management Co.	3	98
Arch Capital Group Ltd. (c)	1	88
Arthur J Gallagher & Co.	3	60
Aspen Insurance Holdings Ltd.	2	60
Associated Bancorp	3	88
Assurant Inc.	3	167
Assured Guaranty Ltd.	1	36
Astoria Financial Corp.	3	76
AvalonBay Communities Inc. (b)	2	220
Axis Capital Holdings Ltd. (b)	4	137
BancorpSouth Inc. (b)	2	50
Bank of America Corp.	80	3,032
Bank of Hawaii Corp.	1	67
Bank of New York Mellon Corp. (a)	33	1,373
BB&T Corp.	16	515
BioMed Realty Trust Inc.	2	51
BlackRock Inc. (b)	1	121
BOK Financial Corp. (b)	1	38
Boston Properties Inc.	3	312
Brandywine Realty Trust	2	36
BRE Properties Inc. - Class A	1	63
Brookfield Properties Corp.	6	108
Brown & Brown Inc.	3	51
Camden Property Trust	2	81
Capital One Financial Corp. (b)	11	534
CapitalSource Inc. (b)	5	44
Cathay General Bancorp (b)	1	26
CB Richard Ellis Group Inc. - Class A (b) (c)	6	121
CBL & Associates Properties Inc.	2	45

Charles Schwab Corp.	27	518
Chubb Corp.	11	534
Cincinnati Financial Corp.	4	165
CIT Group Inc. (b)	5	60
Citigroup Inc.	144	3,094
Citizens Banking Corp.	2	22
City National Corp.	1	53
CME Group Inc.	2	725
Colonial BancGroup Inc. (b)	4	40
Colonial Properties Trust	1	32
Comerica Inc.	4	148
Commerce Bancshares Inc.	2	80
Commerce Group Inc.	2	58
CompuCredit Corp. (b) (c)	1	6
Conseco Inc. (b) (c)	6	57
Corporate Office Properties Trust SBI MD	1	46
Countrywide Financial Corp. (b)	16	87
Cousins Properties Inc. (b)	1	31
Cullen/Frost Bankers Inc.	2	89
DCT Industrial Trust Inc.	6	55
Delphi Financial Group Inc.	1	38
Developers Diversified Realty Corp.	4	151
DiamondRock Hospitality Co.	3	41
Digital Realty Trust Inc.	2	54
Dime Community Bancshares Inc.	1	21
Discover Financial Services	13	212
Douglas Emmett Inc.	3	70
Downey Financial Corp. (b)	-	9
Duke Realty Corp.	4	91
E*Trade Financial Corp. (b) (c)	12	47
East West Bancorp Inc. (b)	2	28
Eaton Vance Corp.	3	101
Endurance Specialty Holdings Ltd. (b)	2	63
Entertainment Properties Trust (b)	1	34
Equity Lifestyle Properties Inc.	1	36
Equity Residential	8	320
Erie Indemnity Co. - Class A (b)	1	59
Essex Property Trust Inc.	1	83
Everest Re Group Ltd.	2	158
Fannie Mae	28	746
Federal Realty Investors Trust (b)	2	132
Federated Investors Inc. - Class B	3	103
FelCor Lodging Trust Inc.	1	17
Fidelity National Financial Inc. - Class A	6	108
Fifth Third Bancorp	14	293
First American Corp.	3	85
First Bancorp / Puerto Rico (b)	2	17
First Community Bancorp Inc. (b)	1	17
First Horizon National Corp. (b)	3	48
First Industrial Realty Trust Inc. (b)	1	35

First Marblehead Corp. (b)	2	14
First Midwest Bancorp Inc. (b)	2	45
First Niagara Financial Group Inc.	3	35
FirstFed Financial Corp. (b) (c)	-	9
FirstMerit Corp. (b)	2	51
FNB Corp. (b)	2	24
Forest City Enterprises Inc. - Class A	2	75
Forestar Real Estate Group Inc. (c)	1	17
Franklin Resources Inc.	5	456
Franklin Street Properties Corp. (b)	2	23
Freddie Mac	19	478
Friedman Billings Ramsey Group Inc. - Class A	3	6
Frontier Financial Corp. (b)	2	27
Fulton Financial Corp. (b)	5	58
General Growth Properties Inc.	7	252
Genworth Financial Inc. - Class A	12	280
GLG Partners Inc. (b) (c)	6	69
Goldman Sachs Group Inc.	10	1,719
Guaranty Financial Group Inc. (c)	1	7
Hancock Holding Co.	1	39
Hanover Insurance Group Inc.	1	59
Hartford Financial Services Group Inc.	9	696
HCC Insurance Holdings Inc.	3	72
HCP Inc.	6	217
Health Care Real Estate Investment Trust (b)	3	121
Healthcare Realty Trust Inc. (b)	1	33
Highwoods Properties Inc. (b)	2	57
Hilb Rogal & Hobbs Co.	1	27
Home Properties Inc. (b)	1	47
Horace Mann Educators Corp.	1	19
Hospitality Properties Trust	3	89
Host Hotels & Resorts Inc.	15	237
HRPT Properties Trust	7	50
Hudson City Bancorp Inc.	14	244
Huntington Bancshares Inc.	11	119
IndyMac Bancorp Inc. (b)	2	8
IntercontinentalExchange Inc. (c)	2	261
International Bancshares Corp. (b)	1	31
Invesco Ltd.	12	295
Investment Technology Group Inc. (c)	1	57
IPC Holdings Ltd.	2	50
iStar Financial Inc. (b)	4	52
Janus Capital Group Inc. (b)	5	106
Jefferies Group Inc.	3	47
Jones Lang LaSalle Inc.	1	79
JPMorgan Chase & Co.	74	3,173
KeyCorp	11	234
Kilroy Realty Corp. (b)	1	52
Kimco Realty Corp.	6	246
Knight Capital Group Inc. (c)	3	47

LaSalle Hotel Properties	1	35
Lazard Ltd. - Class A	1	56
Legg Mason Inc.	4	210
Lehman Brothers Holdings Inc. (b)	15	582
Lexington Realty Trust (b)	2	29
Liberty Property LP	3	79
Lincoln National Corp.	8	413
Loews Corp.	13	525
M&T Bank Corp. (b)	2	182
Macerich Co.	2	147
Mack-Cali Realty Corp.	2	63
Maguire Properties Inc. (b)	1	12
Markel Corp. (c)	-	132
Marsh & McLennan Cos. Inc.	15	371
Marshall & Ilsley Corp.	7	162
Max Capital Group Ltd.	2	44
MBIA Inc. (b)	7	84
Mercury General Corp.	1	29
Merrill Lynch & Co. Inc.	26	1,076
MetLife Inc.	13	757
MF Global Ltd. (c)	3	25
MGIC Investment Corp. (b)	2	25
Mid-America Apartment Communities Inc.	1	40
Montpelier Re Holdings Ltd.	3	42
Moody's Corp. (b)	6	219
Morgan Stanley	29	1,331
Nasdaq Stock Market Inc. (c)	4	155
National City Corp. (b)	16	163
National Financial Partners Corp. (b)	1	21
National Retail Properties Inc. (b)	2	52
Nationwide Financial Services Inc.	1	62
Nationwide Health Properties Inc. (b)	3	88
New York Community Bancorp Inc. (b)	9	170
NewAlliance Bancshares Inc.	3	39
Newcastle Investment Corp. (b)	1	9
Northern Trust Corp.	6	367
NYMEX Holdings Inc.	2	157
NYSE Euronext (b)	7	406
Old National Bancorp	2	39
Old Republic International Corp. (b)	6	82
optionsXpress Holdings Inc.	1	24
Pacific Capital Bancorp (b)	1	23
Park National Corp. (b)	-	19
PartnerRe Ltd.	2	129
Pennsylvania Real Estate Investment Trust (b)	1	22
People's United Financial Inc.	5	81
Philadelphia Consolidated Holding Co. (c)	2	53
Phoenix Cos. Inc.	3	40
Piper Jaffray Cos. (c)	1	20
Platinum Underwriters Holdings Ltd.	2	55

Plum Creek Timber Co. Inc.	5	201
PMI Group Inc. (b)	2	11
PNC Financial Services Group Inc.	10	647
Popular Inc. (b)	7	82
Post Properties Inc.	1	49
Potlatch Corp. (b)	1	47
Principal Financial Group Inc.	7	410
ProAssurance Corp. (c)	1	49
Progressive Corp.	19	300
Prologis	7	440
Prosperity Bancshares Inc.	1	31
Protective Life Corp.	2	81
Provident Bankshares Corp.	1	8
Provident Financial Services Inc.	1	21
Prudential Financial Inc.	13	1,006
Public Storage Inc.	4	324
Radian Group Inc. (b)	2	11
RAIT Investment Trust (b)	2	10
Raymond James Financial Inc. (b)	3	60
Rayonier Inc. (b)	2	93
Realty Income Corp. (b)	3	76
Redwood Trust Inc. (b)	1	34
Regency Centers Corp.	2	135
Regions Financial Corp.	20	391
Reinsurance Group of America Inc. (b)	1	48
RenaissanceRe Holdings Ltd.	2	94
RLI Corp.	1	25
Safeco Corp.	3	111
SEI Investments Co.	4	96
Selective Insurance Group	2	40
Senior Housing Properties Trust	3	71
Simon Property Group Inc.	6	604
SL Green Realty Corp.	2	139
SLM Corp. (c)	15	234
South Financial Group Inc. (b)	2	35
Sovereign Bancorp Inc. (b)	9	84
St. Joe Co. (b)	3	114
StanCorp Financial Group Inc.	1	67
State Street Corp.	11	884
Sterling Bancshares Inc.	2	17
Sterling Financial Corp. / WA	1	17
Strategic Hotel Capital Inc. (b)	2	30
Sunstone Hotel Investors Inc.	2	29
SunTrust Banks Inc.	10	560
Susquehanna Bancshares Inc. (b)	2	51
SVB Financial Group (c)	1	48
SWS Group Inc.	-	6
Synovus Financial Corp. (b)	8	83
T. Rowe Price Group Inc.	7	375
Taubman Centers Inc.	1	77

TCF Financial Corp.	4	64
TD Ameritrade Holding Corp. (c)	7	121
Torchmark Corp.	3	156
Transatlantic Holdings Inc. (b)	1	49
Travelers Cos. Inc.	18	861
TrustCo Bank Corp. (b)	2	16
Trustmark Corp. (b)	2	34
U.S. Bancorp	50	1,614
UCBH Holdings Inc. (b)	2	19
UDR Inc.	4	101
Umpqua Holdings Corp. (b)	1	23
UnionBanCal Corp.	1	71
United Bankshares Inc. (b)	1	28
United Community Banks Inc. (b)	1	18
Unitrin Inc.	1	47
Unum Group (b)	10	228
Valley National Bancorp (b)	3	67
Ventas Inc.	4	184
Vornado Realty Trust	4	348
Wachovia Corp.	57	1,548
Waddell & Reed Financial Inc. - Class A	2	74
Washington Federal Inc.	2	51
Washington Mutual Inc. (b)	25	255
Washington Real Estate Investment Trust (b)	1	44
Webster Financial Corp.	2	46
Weingarten Realty Investors (b)	2	76
Wells Fargo & Co.	92	2,680
WestAmerica Bancorp (b)	1	45
White Mountains Insurance Group Ltd.	-	103
Whitney Holding Corp.	2	51
Willis Group Holdings Ltd.	3	101
Wilmington Trust Corp.	2	56
Wintrust Financial Corp.	1	19
WR Berkley Corp.	4	118
XL Capital Ltd. - Class A	5	152
Zenith National Insurance Corp.	1	39
Zions Bancorp (b)	3	140
		62,167
INDUSTRIALS - 0.2%
Equifax Inc.	4	135

INFORMATION TECHNOLOGY - 0.7%
MasterCard Inc. (b)	2	465
MoneyGram International Inc. (b)	2	4
		469

Total Common Stocks (cost $78,118)		62,771

SHORT TERM INVESTMENTS - 11.0%
Mutual Funds - 1.1%

JNL Money Market Fund, 2.72% (a) (d)	710	710

Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	6,339	6,339

Total Short Term Investments (cost $7,049)		7,049

Total Investments - 108.8% (cost $85,167)		69,820
Other Assets and Liabilities, Net - (8.8%)		(5,640)
Total Net Assets - 100%		$ 64,180

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.1%
HEALTH CARE - 100.1%
Abbott Laboratories	129	$ 7,128
Abraxis Bioscience Inc. (c)	1	33
Advanced Medical Optics Inc. (b) (c)	5	104
Aetna Inc.	42	1,779
Affymetrix Inc. (b) (c)	6	102
Alcon Inc.	6	917
Alexion Pharmaceuticals Inc. (b) (c)	3	182
Alkermes Inc. (c)	9	106
Allergan Inc.	26	1,440
Alpharma Inc. - Class A (b) (c)	4	94
American Medical Systems Holdings Inc. (b) (c)	6	86
AMERIGROUP Corp. (c)	5	124
Amgen Inc. (c)	91	3,820
Amylin Pharmaceuticals Inc. (b) (c)	11	328
APP Pharmaceuticals Inc. (b) (c)	1	18
Applera Corp. - Applied Biosystems Group	14	465
Applera Corp. - Celera Genomics Group (b) (c)	7	107
Apria Healthcare Group Inc. (c)	4	74
ArthroCare Corp. (b) (c)	3	84
Barr Pharmaceuticals Inc. (c)	9	432
Baxter International Inc.	53	3,084
Beckman Coulter Inc.	5	349
Becton Dickinson & Co.	19	1,667
Biogen Idec Inc. (c)	25	1,529
BioMarin Pharmaceutical Inc. (b) (c)	8	281
Bio-Rad Laboratories Inc. - Class A (c)	2	136
Boston Scientific Corp. (c)	116	1,494
Bristol-Myers Squibb Co.	166	3,526
Brookdale Senior Living Inc. (b)	4	84
Celgene Corp. (b) (c)	33	1,997
Centene Corp. (c)	4	49
Cephalon Inc. (c)	6	362
Cepheid Inc. (c)	4	98
Charles River Laboratories International Inc. (c)	6	346
Cigna Corp.	24	956

Community Health Systems Inc. (c)	8	275
Cooper Cos. Inc. (b)	4	139
Covance Inc. (c)	5	452
Coventry Health Care Inc. (c)	13	538
Covidien Ltd.	42	1,847
CR Bard Inc.	8	813
Cubist Pharmaceuticals Inc. (b) (c)	4	81
CV Therapeutics Inc. (b) (c)	5	34
Datascope Corp.	1	46
DaVita Inc. (c)	9	428
DENTSPLY International Inc.	12	468
Edwards Lifesciences Corp. (b) (c)	5	218
Eli Lilly & Co.	81	4,197
Endo Pharmaceuticals Holdings Inc. (c)	11	267
Enzo Biochem Inc. (c)	4	32
Enzon Pharmaceuticals Inc. (b) (c)	3	30
Express Scripts Inc. (c)	18	1,157
Forest Laboratories Inc. (c)	26	1,053
Genentech Inc. (c)	39	3,160
Gen-Probe Inc. (c)	4	215
Genzyme Corp. (c)	22	1,645
Gilead Sciences Inc. (c)	78	4,033
Haemonetics Corp. (c)	2	129
Health Management Associates Inc. (b) (c)	22	116
Health Net Inc. (c)	9	292
HealthSouth Corp. (b) (c)	7	116
Healthways Inc. (c)	3	113
Henry Schein Inc. (b) (c)	7	422
Hillenbrand Industries Inc. (b) (c)	5	244
Hologic Inc. (c)	11	587
Hospira Inc. (c)	13	563
Human Genome Sciences Inc. (c)	13	75
Humana Inc. (c)	14	637
Idexx Laboratories Inc. (c)	5	253
Illumina Inc. (b) (c)	5	350
ImClone Systems Inc. (c)	5	216
Immucor Inc. (c)	6	132
Incyte Corp. (c)	6	64
InterMune Inc. (b) (c)	2	35
Intuitive Surgical Inc. (c)	3	1,042
Invacare Corp.	3	56
Inverness Medical Innovations Inc. (c)	6	185
Invitrogen Corp. (c)	4	333
Isis Pharmaceuticals Inc. (b) (c)	6	91
Johnson & Johnson	238	15,440
Kinetic Concepts Inc. (c)	5	209
King Pharmaceuticals Inc. (c)	21	181
Laboratory Corp. of America Holdings (b) (c)	9	683
LifePoint Hospitals Inc. (c)	5	135
Lincare Holdings Inc. (c)	6	170

Magellan Health Services Inc. (c)	4	139
Medarex Inc. (c)	10	88
Medco Health Solutions Inc. (c)	45	1,967
Medicines Co. (c)	4	86
Medics Pharmaceutical Corp. (b)	5	91
Medtronic Inc.	96	4,639
Mentor Corp. (b)	3	69
Merck & Co. Inc.	183	6,938
Millennium Pharmaceuticals Inc. (b) (c)	27	421
Millipore Corp. (b) (c)	5	309
Mylan Inc. (b)	25	294
Myriad Genetics Inc. (b) (c)	4	144
Nektar Therapeutics (b) (c)	7	51
Noven Pharmaceuticals Inc. (c)	2	22
NuVasive Inc. (b) (c)	3	86
Odyssey HealthCare Inc. (b) (c)	2	20
Onyx Pharmaceuticals Inc. (b) (c)	5	131
OSI Pharmaceuticals Inc. (b) (c)	5	188
Owens & Minor Inc. (b)	3	132
Par Pharmaceutical Cos. Inc. (c)	3	49
Parexel International Corp. (c)	5	126
Patterson Cos. Inc. (b) (c)	11	394
PDL BioPharma Inc. (c)	10	107
Pediatrix Medical Group Inc. (c)	4	279
Perrigo Co.	7	249
Pfizer Inc.	574	12,010
Pharmaceutical Product Development Inc.	9	376
PharMerica Corp. (c)	2	36
PSS World Medical Inc. (c)	5	86
Psychiatric Solutions Inc. (b) (c)	4	151
Quest Diagnostics Inc.	13	574
Regeneron Pharmaceuticals Inc. (c)	6	113
Resmed Inc. (b) (c)	6	273
Savient Pharmaceuticals Inc. (b) (c)	5	90
Schering-Plough Corp.	136	1,959
Sepracor Inc. (b) (c)	10	192
St. Jude Medical Inc. (c)	29	1,241
STERIS Corp.	5	139
Stryker Corp.	26	1,723
Sunrise Senior Living Inc. (b) (c)	3	78
Techne Corp. (c)	3	224
Tenet Healthcare Corp. (c)	40	226
Theravance Inc. (c)	4	43
Thermo Fisher Scientific Inc. (b) (c)	35	2,003
United Therapeutics Corp. (c)	2	142
UnitedHealth Group Inc.	105	3,610
Universal Health Services Inc.	4	213
Valeant Pharmaceutical International (b) (c)	6	80
Varian Inc. (c)	3	148
Varian Medical Systems Inc. (c)	11	497

Vertex Pharmaceuticals Inc. (b) (c)	12	279
Warner Chilcott Ltd. (c)	6	115
Waters Corp. (c)	9	474
Watson Pharmaceuticals Inc. (c)	8	249
WellCare Health Plans Inc. (b) (c)	4	136
WellPoint Inc. (c)	46	2,015
Wyeth	112	4,688
Zimmer Holdings Inc. (c)	20	1,568

Total Common Stocks (cost $140,480)		130,148

SHORT TERM INVESTMENTS - 5.3%
Securities Lending Collateral - 5.3%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	6,844	6,844

Total Short Term Investments (cost $6,844)		6,844

Total Investments - 105.4% (cost $147,324)		136,992
Other Assets and Liabilities, Net - (5.4%)		(7,078)
Total Net Assets - 100%		$ 129,914

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.6%
ENERGY - 99.4%
Anadarko Petroleum Corp.	153	$ 9,631
Apache Corp.	107	12,931
Atwood Oceanics Inc. (b) (c)	8	734
Baker Hughes Inc.	105	7,183
Berry Petroleum Co. - Class A	12	579
BJ Services Co.	98	2,783
Bristow Group Inc. (b) (c)	7	353
Cabot Oil & Gas Corp. - Class A	30	1,538
Cameron International Corp. (c)	72	2,988
Cheniere Energy Inc. (b) (c)	14	284
Chesapeake Energy Corp. (b)	152	7,002
Chevron Corp.	672	57,377
Cimarex Energy Co. (b)	26	1,412
Comstock Resources Inc. (c)	13	530
ConocoPhillips	467	35,595
Core Laboratories NV (c)	7	864
Crosstex Energy Inc. (b)	16	531
Delta Petroleum Corp. (b) (c)	23	529
Denbury Resources Inc. (c)	76	2,180
Devon Energy Corp.	137	14,260
Diamond Offshore Drilling Inc. (b)	22	2,524
Dresser-Rand Group Inc. (c)	28	848
Dril-Quip Inc. (c)	10	466
El Paso Corp. (b)	232	3,858
Encore Acquisition Co. (b) (c)	18	722

ENSCO International Inc.	48	3,002
EOG Resources Inc.	80	9,578
EXCO Resources Inc. (b) (c)	26	479
Exterran Holdings Inc. (b) (c)	21	1,338
Exxon Mobil Corp.	1,475	124,744
FMC Technologies Inc. (b) (c)	43	2,459
Forest Oil Corp. (b) (c)	25	1,239
Frontier Oil Corp.	33	890
Global Industries Ltd. (b) (c)	30	490
Grant Prideco Inc. (c)	40	1,966
Grey Wolf Inc. (b) (c)	56	382
Halliburton Co.	288	11,309
Helix Energy Solutions Group Inc. (b) (c)	27	849
Helmerich & Payne Inc. (b)	30	1,424
Hercules Offshore Inc. (b) (c)	28	711
Hess Corp.	93	8,213
Holly Corp. (b)	16	689
Key Energy Services Inc. (c)	42	567
Marathon Oil Corp.	232	10,563
Mariner Energy Inc. (b) (c)	25	670
Murphy Oil Corp. (b)	58	4,771
Nabors Industries Ltd. (b) (c)	93	3,143
National Oilwell Varco Inc. (c)	116	6,773
Newfield Exploration Co. (b) (c)	42	2,228
Newpark Resources Inc. (c)	36	182
Noble Corp.	88	4,384
Noble Energy Inc.	56	4,081
Occidental Petroleum Corp.	271	19,863
Oceaneering International Inc. (c)	17	1,098
Oil States International Inc. (b) (c)	15	682
Parker Drilling Co. (b) (c)	34	218
Patterson-UTI Energy Inc.	51	1,324
Penn Virginia Corp.	11	480
Petrohawk Energy Corp. (c)	64	1,290
Pioneer Natural Resources Co. (b)	38	1,873
Plains Exploration & Production Co. (c)	37	1,988
Pride International Inc. (c)	51	1,796
Quicksilver Resources Inc. (c)	37	1,351
Range Resources Corp.	49	3,116
Rowan Cos. Inc. (b)	35	1,461
Schlumberger Ltd.	376	32,726
SEACOR Holdings Inc. (c)	7	599
Smith International Inc. (b)	66	4,226
Southwestern Energy Co. (c)	111	3,756
St. Mary Land & Exploration Co. (b)	21	818
Stone Energy Corp. (c)	8	413
Sunoco Inc. (b)	39	2,042
Superior Energy Services Inc. (b) (c)	25	993
Swift Energy Co. (b) (c)	9	412
Tesoro Corp.	43	1,277

Tetra Technologies Inc. (c)	27	420
Tidewater Inc. (b)	18	988
Transocean Inc. (b) (c)	101	13,646
Ultra Petroleum Corp. (c)	50	3,876
Unit Corp. (c)	14	810
Valero Energy Corp.	179	8,794
Weatherford International Ltd. (c)	111	8,049
W-H Energy Services Inc. (c)	9	643
Whiting Petroleum Corp. (c)	13	811
XTO Energy Inc. (b)	168	10,390
		507,055
INFORMATION TECHNOLOGY - 0.0%
ION Geophysical Corp. (b) (c)	20	281

UTILITIES - 0.2%
OGE Energy Corp.	31	953

Total Common Stocks (cost $428,002)		508,289
SHORT TERM INVESTMENTS - 6.0%
Mutual Funds - 0.3%
JNL Money Market Fund, 2.72% (a) (d)	1,393	1,393

Securities Lending Collateral - 5.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	29,103	29,103

Total Short Term Investments (cost $30,496)		30,496

Total Investments - 105.6% (cost $458,498)		538,785
Other Assets and Liabilities, Net - (5.6%)		(28,704)
Total Net Assets - 100%		$ 510,081

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.8%
HEALTH CARE - 0.1%
Cerner Corp. (b) (c)	3	$ 100

INDUSTRIALS - 1.1%
First Solar Inc. (c)	1	334
IKON Office Solutions Inc.	3	25
Pitney Bowes Inc.	9	312
SAIC Inc. (c)	5	99
		770
INFORMATION TECHNOLOGY - 98.0%
3Com Corp. (c)	16	37
ACI Worldwide Inc. (b) (c)	1	24
Actel Corp. (c)	1	10
Adaptec Inc. (b) (c)	3	7
ADC Telecommunications Inc. (c)	5	58
Adobe Systems Inc. (c)	21	749

ADTRAN Inc.	3	49
Advanced Micro Devices Inc. (b) (c)	23	137
Advent Software Inc. (b) (c)	1	32
Agilysis Inc.	1	10
Akamai Technologies Inc. (b) (c)	7	191
Altera Corp.	14	253
Amdocs Ltd. (c)	8	226
Amkor Technology Inc. (c)	4	44
Analog Devices Inc.	13	378
Ansys Inc. (c)	3	112
Apple Inc. (c)	33	4,665
Applied Materials Inc.	54	1,045
Applied Micro Circuits Corp. (b) (c)	3	20
Ariba Inc. (c)	3	30
Arris Group Inc. (b) (c)	5	31
Atheros Communications Inc. (c)	2	48
Atmel Corp. (c)	16	56
ATMI Inc. (c)	2	42
Autodesk Inc. (c)	9	299
Avocent Corp. (c)	2	34
Axcelis Technologies Inc. (b) (c)	3	18
BEA Systems Inc. (c)	16	313
BMC Software Inc. (c)	8	261
Brightpoint Inc. (c)	2	19
Broadcom Corp. - Class A (c)	19	371
Brocade Communications Systems Inc. (c)	16	118
Brooks Automation Inc. (c)	3	26
CA Inc.	17	381
Cabot Microelectronics Corp. (c)	1	31
CACI International Inc. - Class A (c)	1	53
Cadence Design Systems Inc. (b) (c)	11	120
Check Point Software Technologies Ltd. (c)	8	169
Ciena Corp. (b) (c)	4	109
Cirrus Logic Inc. (c)	2	16
Cisco Systems Inc. (c)	223	5,374
Citrix Systems Inc. (c)	8	228
Cognizant Technology Solutions Corp. (c)	12	341
Cohu Inc. (b)	1	9
Computer Sciences Corp. (b) (c)	7	291
Compuware Corp. (c)	12	87
Conexant Systems Inc. (b) (c)	14	8
Corning Inc.	64	1,548
Cree Inc. (b) (c)	3	90
CSG Systems International Inc. (c)	1	16
Cymer Inc. (b) (c)	1	35
Cypress Semiconductor Corp. (c)	6	151
Dell Inc. (c)	81	1,616
Diebold Inc.	3	101
Digital River Inc. (c)	2	48
DSP Group Inc. (b) (c)	1	10

DST Systems Inc. (b) (c)	2	136
Dycom Industries Inc. (c)	2	23
Earthlink Inc. (c)	5	39
Echostar Holding Corp. - Class A (c)	2	44
Electronic Data Systems Corp.	21	348
Electronics for Imaging Inc. (c)	2	34
EMC Corp. (c)	85	1,226
Emulex Corp. (c)	4	60
Entegris Inc. (c)	5	36
Equinix Inc. (b) (c)	1	86
Exar Corp. (b) (c)	1	9
Extreme Networks (b) (c)	3	10
F5 Networks Inc. (c)	3	63
Fair Isaac Corp. (b)	2	41
Fairchild Semiconductor International Inc. (c)	5	57
Finisar Corp. (b) (c)	8	10
FormFactor Inc. (c)	2	37
Foundry Networks Inc. (c)	5	61
Gartner Inc. - Class A (b) (c)	3	59
Google Inc. - Class A (c)	8	3,644
Harmonic Inc. (c)	4	29
Harris Corp.	6	273
Hewlett-Packard Co.	96	4,371
Hutchinson Technology Inc. (c)	1	15
Imation Corp.	1	32
Informatica Corp. (b) (c)	3	58
InfoSpace Inc. (b)	1	9
Ingram Micro Inc. - Class A (c)	6	98
Insight Enterprises Inc. (c)	2	39
Integrated Device Technology Inc. (c)	8	70
Intel Corp.	216	4,575
InterDigital Inc. (b) (c)	2	41
Intermec Inc. (b) (c)	2	46
International Business Machines Corp.	50	5,739
International Rectifier Corp. (c)	3	63
Intersil Corp.	5	141
Interwoven Inc. (c)	1	15
Intuit Inc. (c)	13	343
j2 Global Communications Inc. (b) (c)	2	44
Jack Henry & Associates Inc.	3	84
JDA Software Group Inc. (c)	1	19
JDS Uniphase Corp. (b) (c)	9	120
Juniper Networks Inc. (c)	21	531
KLA-Tencor Corp.	7	278
Kulicke & Soffa Industries Inc. (b) (c)	1	6
Lam Research Corp. (c)	5	193
Lattice Semiconductor Corp. (c)	3	8
Lexmark International Inc. (c)	4	122
Linear Technology Corp. (b)	8	259
LSI Logic Corp. (b) (c)	30	147

Macrovision Corp. (b) (c)	2	31
Marvell Technology Group Ltd. (c)	20	214
McAfee Inc. (c)	7	223
MEMC Electronic Materials Inc. (c)	9	662
Mentor Graphics Corp. (c)	3	29
Micrel Inc. (b)	2	15
Microchip Technology Inc. (b)	9	288
Micron Technology Inc. (b) (c)	32	191
Micros Systems Inc. (c)	3	116
Microsemi Corp. (c)	3	64
Microsoft Corp.	304	8,637
Motorola Inc.	94	877
National Semiconductor Corp.	11	204
NCR Corp. (c)	8	174
NetApp Inc. (c)	15	293
Novell Inc. (c)	15	91
Novellus Systems Inc. (c)	5	102
Nuance Communications Inc. (b) (c)	6	111
Nvidia Corp. (c)	23	448
Omnivision Technologies Inc. (b) (c)	2	36
ON Semiconductor Corp. (b) (c)	12	69
Oracle Corp. (c)	151	2,961
Palm Inc. (b)	3	17
Parametric Technology Corp. (c)	5	75
Perot Systems Corp. (b) (c)	4	54
Photronics Inc. (c)	1	14
Plantronics Inc.	2	40
PMC - Sierra Inc. (b) (c)	10	54
Polycom Inc. (c)	4	86
Progress Software Corp. (c)	2	48
QLogic Corp. (c)	6	87
QUALCOMM Inc.	62	2,541
Quantum Corp. (c)	8	17
Quest Software Inc. (c)	2	31
Rambus Inc. (b) (c)	4	95
RealNetworks Inc. (c)	3	20
Red Hat Inc. (c)	8	149
RF Micro Devices Inc. (b) (c)	10	28
S1 Corp. (b) (c)	2	11
Salesforce.com Inc. (b) (c)	4	234
SanDisk Corp. (c)	9	210
SAVVIS Inc. (b) (c)	1	18
Seagate Technology Inc.	22	461
Semtech Corp. (c)	3	37
Silicon Image Inc. (b) (c)	2	11
Silicon Laboratories Inc. (c)	2	70
SiRF Technology Holdings Inc. (b) (c)	3	14
Skyworks Solutions Inc. (b) (c)	7	51
SonicWALL Inc. (c)	2	18
Sonus Networks Inc. (b) (c)	11	37

SRA International Inc. - Class A (b) (c)	2	47
Sun Microsystems Inc. (c)	35	540
Sybase Inc. (c)	4	100
Sycamore Networks Inc. (c)	7	27
Symantec Corp. (c)	35	587
Synopsys Inc. (c)	6	137
Tech Data Corp. (c)	2	74
Tekelec (c)	2	29
Tellabs Inc. (c)	17	91
Teradata Corp. (c)	8	168
Teradyne Inc. (c)	7	89
Tessera Technologies Inc. (c)	2	40
Texas Instruments Inc.	54	1,514
TIBCO Software Inc. (c)	7	53
Trident Microsystems Inc. (b) (c)	1	8
TriQuint Semiconductor Inc. (c)	5	28
Unisys Corp. (b) (c)	14	62
United Online Inc.	3	28
UTStarcom Inc. (b) (c)	4	11
Varian Semiconductor Equipment Associates Inc. (c)	3	90
VeriFone Holdings Inc. (b) (c)	3	46
VeriSign Inc. (b) (c)	9	302
Vignette Corp. (c)	1	12
VMware Inc. - Class A (b) (c)	2	73
Websense Inc. (c)	2	34
Western Digital Corp. (b) (c)	9	245
Wind River Systems Inc. (c)	3	26
Xerox Corp.	38	564
Xilinx Inc. (b)	12	286
Yahoo! Inc. (c)	51	1,463
Zoran Corp. (c)	2	29
		71,503
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	16	646
Crown Castle International Corp. (c)	12	402
SBA Communications Corp. (c)	4	123
		1,171

Total Common Stocks (cost $80,370)		73,544

SHORT TERM INVESTMENTS - 5.5%
Securities Lending Collateral - 5.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (d)	4,007	4,007

Total Short Term Investments (cost $4,007)		4,007

Total Investments - 106.3% (cost $84,377)		77,551
Other Assets and Liabilities, Net - (6.3%)		(4,597)
Total Net Assets - 100%		$ 72,954

JNL Variable Funds (unaudited)
Notes to the Schedules of Investments
March 31, 2008

(a) Investment in affiliate.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2008.

Abbreviations:
ADR - American Depository Receipt
NYS - New York Registered Shares

Security Valuation – The net asset value ("NAV") shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange
(“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL/Select Money Market Fund are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if Jackson National Asset Management, LLC ("JNAM" or "Adviser") determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Board of Managers (“Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security.
The circumstances in which a Fund may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings.

In addition, the Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in a foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which Funds NAVs are determined. If a security is valued at a “fair value”, the value may be different from the last quoted market price for the security. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at the time the Fund determines its NAV.

Investments in affiliates - During the period ended March 31, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM. The JNL Money
Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended March 31,
2008, are shown below (in thousands):

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	3/31/2008
Bank of New York Mellon Corp.	$1,209	$470	$100	$6	$26	$1,373

Securities Loaned - The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to the percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by JNAM. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”
In September 2006, the Financial Accounting Standards Board issued SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosure requirements about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Funds’ investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are directly observable. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' assets as of March 31, 2008 (in thousands):

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow(SM) 10 Fund	$ 691,546	$ -	$ -	$ 691,546
JNL/Mellon Capital Management S&P® 10 Fund	756,742	-	-	756,742
JNL/Mellon Capital Management Global 15 Fund	1,086,502	-	-	1,086,502
JNL/Mellon Capital Management Nasdaq® 25 Fund	87,039	8,282	-	95,321
JNL/Mellon Capital Management Value Line® 30 Fund	917,406	166,062	-	1,083,468
JNL/Mellon Capital Management Dow(SM) Dividend Fund	486,919	-	-	486,919
JNL/Mellon Capital Management S&P® 24 Fund	27,227	-	-	27,227
JNL/Mellon Capital Management S&P® SMid 60 Fund	53,655	-	-	53,655
JNL/Mellon Capital Management NYSE® International 25 Fund	31,718	74,138	-	105,856
JNL/Mellon Capital Management 25 Fund	686,171	-	-	686,171
JNL/Mellon Capital Management Select Small-Cap Fund	704,700	-	-	704,700
JNL/Mellon Capital Management JNL 5 Fund	5,859,235	-	-	5,859,235
JNL/Mellon Capital Management JNL Optimized 5 Fund	421,760	32,482	-	454,242
JNL/Mellon Capital Management VIP Fund	425,646	18,331	-	443,977
JNL/Mellon Capital Management Communications Sector Fund	51,485	-	-	51,485
JNL/Mellon Capital Management Consumer Brands Sector Fund	22,025	-	-	22,025
JNL/Mellon Capital Management Financial Sector Fund	69,820	-	-	69,820
JNL/Mellon Capital Management Healthcare Sector Fund	136,992	-	-	136,992
JNL/Mellon Capital Management Oil & Gas Sector Fund	538,785	-	-	538,785
JNL/Mellon Capital Management Technology Sector Fund	77,551	-	-	77,551

Federal Income Tax Matters - As of March 31, 2008, the cost of investments and net unrealized appreciation/(depreciation) for income tax purposes are as follows (in thousands):

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 110,141	$ 860	$ (15,680)	$ (14,820)
JNL/Mellon Capital Management Value Line® 30 Fund	1,234,413	71,367	(222,312)	(150,945)
JNL/Mellon Capital Management Dow(SM) Dividend Fund	608,366	7,674	(129,121)	(121,447)
JNL/Mellon Capital Management S&P® 24 Fund	30,255	617	(3,645)	(3,028)
JNL/Mellon Capital Management S&P® SMid 60 Fund	60,928	1,459	(8,732)	(7,273)
JNL/Mellon Capital Management NYSE® International 25 Fund	115,994	846	(10,984)	(10,138)
JNL/Mellon Capital Management 25 Fund	735,896	18,694	(68,419)	(49,725)
JNL/Mellon Capital Management Select Small-Cap Fund	786,263	46,146	(127,709)	(81,563)
JNL/Mellon Capital Management JNL 5 Fund	6,634,883	120,985	(896,633)	(775,648)
JNL/Mellon Capital Management JNL Optimized 5 Fund	506,609	9,928	(62,295)	(52,367)
JNL/Mellon Capital Management VIP Fund	504,003	13,160	(73,186)	(60,026)
JNL/Mellon Capital Management Communications Sector Fund	65,838	431	(14,784)	(14,353)
JNL/Mellon Capital Management Consumer Brands Sector Fund	26,305	349	(4,628)	(4,279)
JNL/Mellon Capital Management Financial Sector Fund	86,330	1,530	(18,040)	(16,510)
JNL/Mellon Capital Management Healthcare Sector Fund	151,648	7,220	(21,876)	(14,656)
JNL/Mellon Capital Management Oil & Gas Sector Fund	459,228	92,097	(12,540)	79,557
JNL/Mellon Capital Management Technology Sector Fund	87,465	2,338	(12,252)	(9,914)

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

ITEM 2. Controls and Procedures

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.